                                                       Registration No. 811-2120
                                                       Registration No. 2-38414
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
           Post-Effective Amendment No.  68                                  [X]
                                       ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
           Post-Effective Amendment No.  68                                  [X]
                                       ------

                        (Check appropriate box or boxes)

                              SECURITY INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                 700 HARRISON STREET, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:

                                 (785) 431-3127

                                                      Copies To:
     James R. Schmank, President                      Amy J. Lee, Secretary
     Security Income Fund                             Security Income Fund
     700 Harrison Street                              700 Harrison Street
     Topeka, KS 66636-0001                            Topeka, KS 66636-0001
     (Name and address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)
[_]  on January 31, 2001, pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[X]  on January 31, 2001, pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on January 31, 2001, pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              SECURITY INCOME FUND
                                    FORM N-1A


This Amendment to the Registration Statement of Security Income Fund, which contains three series, relates only to the Capital Preservation Series. The prospectus and statement of additional information for the Diversified Income Series and High Yield Series are incorporated herein by reference to the Registrant's most recent filing under Rule 497 under the Securities Act of 1933.

                   PART B. STATEMENT OF ADDITIONAL INFORMATION

ITEM 22.  FINANCIAL STATEMENTS

To be filed by amendment.

                                                    SECURITY FUNDS

                                                      PROSPECTUS


                                                   FEBRUARY 1, 2001


                                       *  Security Capital Preservation Fund




                                       -----------------------------------------
                                       The  Securities  and Exchange  Commission
                                       has not  approved  or  disapproved  these
                                       securities or passed upon the adequacy of
                                       this prospectus.  Any  representation  to
                                       the contrary is a criminal offense.
                                       -----------------------------------------

                               TABLE OF CONTENTS
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OVERVIEW OF THE SECURITY CAPITAL PRESERVATION FUND

GOAL........................................................................   2
CORE STRATEGY...............................................................   2
INVESTMENT POLICIES AND STRATEGIES..........................................   2
PRINCIPAL RISKS OF INVESTING IN THE FUND....................................   2
WHO SHOULD CONSIDER INVESTING IN THE FUND...................................   2
FEES AND EXPENSES OF THE FUND...............................................   4

A DETAILED LOOK AT THE SECURITY CAPITAL PRESERVATION FUND

OBJECTIVE...................................................................   5
STRATEGY....................................................................   5
PRINCIPAL INVESTMENTS.......................................................   5
  Fixed Income Securities...................................................   5
  Wrapper Agreements........................................................   6
  Short-Term Investments....................................................   7
  Derivative Instruments....................................................   7
  Other Investments.........................................................   7
INVESTMENT PROCESS..........................................................   7
RISKS.......................................................................   8
  Primary Risks.............................................................   8
  Secondary Risk............................................................   9
MANAGEMENT OF THE FUND......................................................  10
  Board of Directors........................................................  10
  Investment Adviser........................................................  10
  Other Services............................................................  10
  Portfolio Managers........................................................  10
CALCULATING THE FUND'S SHARE PRICE..........................................  11
ORGANIZATIONAL STRUCTURE....................................................  11
BUYING SHARES...............................................................  11
  Class A Shares............................................................  12
  Class A Distribution Plan.................................................  12
  Class B Shares............................................................  12
  Class B Distribution Plan.................................................  12
  Class C Shares............................................................  12
  Class C Distribution Plan.................................................  13

  Class S Shares............................................................  13
  Class S Distribution Plan.................................................  13

  Waiver of Deferred Sales Charge...........................................  13
  Confirmations and Statements..............................................  13
SELLING SHARES..............................................................  14
  Interest Rate Trigger.....................................................  14
  Qualified TSA Redemptions.................................................  15
  Qualified IRA Redemptions.................................................  16
  Qualified Plan Redemptions................................................  16
  Payment of Redemption Proceeds............................................  16
DIVIDENDS AND DISTRIBUTIONS.................................................  17
TAX CONSIDERATIONS..........................................................  17
SHAREHOLDER SERVICES........................................................  17
  Accumulation Plan.........................................................  17
  Systematic Withdrawal Program.............................................  17
  Exchange Privilege........................................................  18
  Retirement Plans..........................................................  19
GENERAL INFORMATION.........................................................  19
  Shareholder Inquiries.....................................................  19
FINANCIAL HIGHLIGHTS........................................................  19
APPENDIX A - REDUCED SALES CHARGES..........................................  21
  Class A Shares............................................................  21
  Rights of Accumulation....................................................  21
  Statement of Intention....................................................  21
  Reinstatement Privilege...................................................  21

  Purchases at Net Asset Value..............................................  21

OVERVIEW OF THE SECURITY CAPITAL PRESERVATION FUND

GOAL

The Fund seeks a high level of current income while seeking to maintain a stable value per share.

CORE STRATEGY

The Fund invests primarily in fixed income securities. The Fund also enters into contracts with financial institutions that are designed to stabilize the Fund's share value.

INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same investment goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal by investing in fixed income securities of varying maturities, money market instruments and futures and options (including futures and options traded on foreign exchanges, such as bonds and equity indices of foreign countries). The Fund attempts to maintain a stable share value by entering into contracts, called Wrapper Agreements, with financial institutions, such as insurance companies or banks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve a stable share value, there are risks associated with fixed income investing. For example, the value of fixed income securities could fluctuate or fall if:

*  There is a sharp rise in interest rates.
*  An issuer's creditworthiness declines.
* Changes in interest rates or economic downturns have a negative effect on issuers in the financial services industry.

The Fund attempts to offset these risks by purchasing Wrapper Agreements. The use of Wrapper Agreements has its own risks, including:

* The possibility of default by a financial institution providing a Wrapper Agreement ("Wrapper Provider").

* The inability of the Fund to obtain Wrapper Agreements covering the Fund's assets.

The Fund is also subject to the risk that the Portfolio's Investment Adviser incorrectly judges the potential risks and rewards of derivative investing.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are looking for an investment that seeks to earn current income higher than money market mutual funds over most time periods and to preserve the value of your investment. In addition, the Fund is offered as an alternative to short-term bond funds and as a comparable investment to stable value or guaranteed investment contract options offered in employee benefit plans.

The Fund offers shares only to retirement accounts such as tax-sheltered annuity custodial accounts (TSAs), individual retirement accounts (IRAs) and to employees investing through participant-directed employee benefit plans. IRAs include traditional IRAs, Roth IRAs, education IRAs, simplified employee pension IRAs (SEP IRAs), savings incentive match plans for employees (SIMPLE IRAs), and Keogh plans.

You should not consider investing in the Fund if you seek capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

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An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a stable share value, it is possible to lose money by investing in the Fund.
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================================================================================
SECURITY CAPITAL PRESERVATION FUND
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                  [BAR GRAPH PLOTTED FROM DATA IN TABLE BELOW]

                                      2000
                                      ----


        ---------------------------------------------------------------
        HIGHEST AND LOWEST RETURNS
        (QUARTERLY 1999-2000)
        ---------------------------------------------------------------
                                                         QUARTER ENDING
        Highest
        Lowest
        ---------------------------------------------------------------


        ---------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS
        (THROUGH DECEMBER 31, 2000)
        ---------------------------------------------------------------
                                                          LIFE OF FUND
                                         PAST 1 YEAR     (SINCE 5/3/99)
        Class A
        Class B
        Class C
        Lehman Brothers 1-3 Year
          Government/Credit Index
        ---------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.


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SHAREHOLDER FEES (fees paid directly from your investment)
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                                     CLASS A             CLASS B           CLASS C             CLASS S
                                     SHARES(1)           SHARES(2)         SHARES(3)           SHARES
Maximum Sales Charge Imposed on
Purchases (as a percentage of          3.5%               None               None               None
offering price)

Maximum Sales Charge Imposed on
Reinvested Dividends                   None               None               None               None

Maximum Deferred Sales Charge                      5% during the first                   6% during the first
(as a percentage of original                       year, decreasing to                   year, decreasing to
purchase price or redemption           None        0% in the sixth            1%         0% in the eighth
proceeds, whichever is lower)                      and following years                   and following years

Maximum Redemption Fee(4)               2%                 2%                 2%                 2%
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1  Purchases of Class A shares in amounts of  $1,000,000  or more are not subject to an initial  sales load;
   however, a deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

2  Class B shares convert tax-free to Class A shares automatically after eight years.

3  A deferred sales charge of 1% is imposed in the event of redemption within one year of purchase.

4  The redemption fee payable to the master  portfolio is designed  primarily to offset those expenses which may be incurred by the master portfolio in connection with certain shareholder redemptions. Proceeds from the redemption fee will be used by the master portfolio to offset the actual portfolio and administrative costs associated with such redemptions,  including  custodian,  transfer agent,  settlement,  and account processing  costs,  as well as the adverse  impact of such  redemptions  on the premiums paid for Wrapper
   Agreements  and the  yield on  Wrapper  Agreements.  The  redemption  fee may also  have  the  effect  of discouraging  redemptions  by  shareholders  attempting  to take  advantage of  short-term  interest rate movements.  The  redemption  fee does  not  apply to  Qualified  TSA,  Qualified  IRA or  Qualified  Plan
   Redemptions.  The amount of, and method of applying,  the Redemption Fee,  including the operation of the
   Interest Rate Trigger, may be changed in the future. Shares currently offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.

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ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
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                                                                            TOTAL         TOTAL ANNUAL FUND
          MANAGEMENT   DISTRIBUTION    OTHER       TOTAL ANNUAL FUND     WAIVERS AND   OPERATING EXPENSES WITH
            FEES(1)    (12b-1) FEES   EXPENSES   OPERATING EXPENSES(2)    REDUCTIONS   WAIVERS OR REDUCTIONS(3)
Class A     0.70%         0.25%        1.23%             2.18%             0.43%                 1.75%
Class B     0.70%         0.75%        1.23%             2.68%             0.43%                 2.25%
Class C     0.70%         0.50%        1.23%             2.43%             0.43%                 2.00%
Class S     0.70%         1.00%        1.23%             2.93%             0.43%                 2.50%
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1  The Fund does not directly pay a management fee. However,  the underlying master portfolio in which the Fund invests,  the  PreservationPlus  Income  Portfolio  (the  "Portfolio"),  does  pay a  management  fee to its investment adviser, Bankers Trust Company.

2  Information on the annual Fund operating expenses reflects the expenses of both the Fund and the Portfolio.

3  Security  Management Company,  LLC ("SMC"),  the Fund's  Administrator,  has agreed that if the total annual expenses of the Fund, exclusive of interest, taxes, extraordinary expenses,  brokerage fees and commissions, and Rule 12b-1 fees, but inclusive of its own fee,  exceeds 1.50%, SMC will contribute to the Fund an amount and/or waive its fee as may be necessary to insure that the total annual expenses do not exceed such amount.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period.


            -------------------------------------------------------
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
            -------------------------------------------------------
            Class A      $522      $  882
            Class B       728       1,003
            Class C       303         627
            Class S
            -------------------------------------------------------

You would pay the following expenses if you redeemed your shares at the end of each period and were assessed the 2% Redemption Fee.

            -------------------------------------------------------
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
            -------------------------------------------------------
            Class A      $722      $1,082
            Class B       928       1,203
            Class C       503         827
            Class S
            -------------------------------------------------------


You would pay the following expenses if you did not redeem your shares.


            -------------------------------------------------------
                        1 YEAR     3 YEARS     5 YEARS     10 YEARS
            -------------------------------------------------------
            Class A      $522       $882
            Class B       228        703
            Class C       203        627
            Class S
            -------------------------------------------------------


A DETAILED LOOK AT THE SECURITY CAPITAL PRESERVATION FUND

OBJECTIVE

The Security Capital Preservation Fund seeks a high level of current income while seeking to maintain a stable value per share.

While priority is given to earning income and maintaining the value of the Fund's principal, all fixed income securities, including U.S. government obligations, can decrease in value when, for example, interest rates change or an issuer's creditworthiness changes. THE FUND'S OBJECTIVE IS NOT A FUNDAMENTAL POLICY AND MAY BE CHANGED BY THE FUND'S BOARD OF DIRECTORS.

STRATEGY

As noted previously, the Fund seeks its objective by investing its assets in the PreservationPlus Income Portfolio. Accordingly, references to the Fund investing in particular types of securities or asset classes are actually references to what is done by the underlying Portfolio.

The Fund seeks current income that is higher than that of money market funds by investing in fixed income securities with varying maturities and maintaining an average portfolio DURATION of 2.5 to 4.5 years. In addition, the Fund enters into Wrapper Agreements designed to stabilize the Fund's share value. Wrapper Agreements are provided by financial institutions, such as insurance companies and banks. In an attempt to enhance return, the Fund also employs a global asset allocation strategy, which evaluates the equity, bond, cash and currency opportunities across domestic and international markets.

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DURATION measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it is to changes in interest rates. Investors in longer-duration bonds face more risk as interest rates rise--but also are more likely to receive more income from their investment to compensate for the risk.
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PRINCIPAL INVESTMENTS

FIXED INCOME SECURITIES -- The Fund invests at least 65% of its total assets in fixed income securities rated, at the time of purchase, within the top four long-term rating categories by a nationally recognized statistical rating organization (or, if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser). However, the Fund may invest up to 10% of its assets in high yield debt securities (also known as junk bonds) rated in the fifth and sixth long-term rating categories by a nationally recognized statistical rating organization (or, if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser).

Fixed income securities in which the Fund may invest include the following:

* U.S. government securities that are issued or guaranteed by the U.S. Treasury, or by agencies or instrumentalities of the U.S. Government.

*  U.S.   dollar-denominated   securities   issued  by   domestic   or   foreign
   corporations, foreign governments or supranational entities.

* U.S. dollar-denominated asset-backed securities issued by domestic or foreign entities.

* Mortgage pass-through securities issued by governmental and non-governmental issuers.

* Collateralized mortgage obligations and real estate mortgage investment conduits.

* Obligations issued or guaranteed, or backed by securities issued or guaranteed, by the U.S. government, or any of its agencies or instrumentalities, including CATS, TIGRs, TRs and zero coupon securities, which are securities consisting of either the principal component or the interest component of a U.S. Treasury bond.

The following policies are employed to attempt to reduce the risks involved in investing in fixed income securities:

*  Assets are allocated among a diversified group of issuers.

* Investments are primarily made in fixed income securities that are rated, at the time of purchase, within the top four rating categories as rated by Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Duff & Phelps Credit Rating Co., another nationally recognized statistical rating organization, or, if unrated, determined by the Portfolio's investment adviser to be of comparable quality.

* Average portfolio duration of 2.5 to 4.5 years is targeted by investing in fixed income securities with short- to intermediate term MATURITIES. Generally, rates of short-term investments fluctuate less than longer-term investments.

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MATURITY measures the time remaining until an issuer must repay a bond's principal in full.
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WRAPPER AGREEMENTS -- The Fund enters into Wrapper Agreements with insurance companies, banks and other financial institutions. Unlike traditional fixed income portfolios, the Fund's purchases of Wrapper Agreements should offset substantially the price fluctuations typically associated with fixed income securities. In using Wrapper Agreements, the Fund seeks to eliminate the effect of any gains or losses on the value per share when the Fund sells securities. Normally, these agreements require the Wrapper Provider to maintain the BOOK VALUE of a portion of the Fund's assets (Covered Assets) if certain events occur. More than one Wrapper Provider provides coverage with respect to the same securities and, when applicable, pays based on the pro rata portion of the Fund's assets that it covers.

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BOOK VALUE of the Covered Assets is their purchase price, plus interest on the Covered Assets at the Crediting Rate, less an adjustment to reflect any defaulted securities.
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In general, if the Fund sells securities to meet shareholder redemptions and the market value (plus accrued interest) of those securities is less than their book value, the Wrapper Provider must pay the difference to the Fund. On the other hand, if the Fund sells securities and the market value (plus accrued interest) is more than the book value, the Fund must pay the difference to the Wrapper Provider. The timing of payments between the Fund and the Wrapper Provider vary.

The Crediting Rate:

* Is the actual interest earned on the Covered Assets based on the formula stated in the Wrapper Agreements and is generally adjusted monthly for price movements in the Covered Assets and amounts payable to or receivable from the Wrapper Provider; and

*  Is a significant component of the Fund's yield.

The following policies are employed to attempt to reduce the risks involved in using Wrapper Agreements:

* Wrapper Agreements are purchased from multiple issuers, each of which has received a HIGH QUALITY RATING from Moody's or Standard & Poor's.

* The financial well being of the issuers of the securities in which the Fund invests and the Wrapper Providers providing Wrapper Agreements to the Fund are monitored on a continuous basis.

Generally, unless the Wrapper Agreement requires the sale of a security that has been downgraded below a specified rating, the Fund is not required to dispose of any security or Wrapper Agreement whose issuer's rating has been downgraded.

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A HIGH QUALITY RATING means a security is rated in the top two long-term ratings categories by a nationally recognized statistical rating organization.
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SHORT-TERM INVESTMENTS -- The Fund will also invest in short-term investments, including money market mutual funds, to meet shareholder withdrawals and other liquidity needs. These short-term investments, such as commercial paper and certificates of deposit, will be rated, at the time of purchase, in one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, are determined to be of similar quality by the Portfolio's Investment Adviser.

DERIVATIVE INSTRUMENTS -- The Fund may invest in various instruments commonly known as "derivatives" to increase its exposure to certain groups of securities. The derivatives that the Fund may use include FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND FORWARD CONTRACTS. The Fund may use derivatives to keep cash on hand to meet shareholder redemptions, as a hedging strategy to maintain a specific portfolio duration, or to protect against market risk. When employing the global asset allocation strategy, the Fund may use derivatives for leveraging, which is a way to attempt to enhance returns. We will only use these securities if we believe that their return potential more than compensates for the extra risks associated with using them.


OTHER INVESTMENTS -- The Fund may also invest in and utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, repurchase agreements, reverse repurchase agreements, to be announced securities ("TBA securities") and dollar rolls.


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FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS are commonly used for traditional hedging purposes to attempt to protect an investor from the risks of changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities.
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INVESTMENT PROCESS

The Fund's investment strategy emphasizes a diversified exposure to higher yielding mortgage, corporate and asset-backed sectors of the investment grade fixed income markets. These "spread" sectors have historically offered higher returns than U.S. government securities. The investment process focuses on a top-down approach, first focused on the sector allocations, then using relative value analysis to select the best securities within each sector. To select securities, the Portfolio's investment adviser analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.

The Fund also purchases Wrapper Agreements, which seek to offset price fluctuations of the fixed income securities and, as a result, provide a stable value per share for the Fund. A primary emphasis is placed on assessing the credit quality of financial institutions that may provide a Wrapper Agreement to the Fund. The Portfolio's Investment Adviser performs proprietary credit analysis on a large universe of issuers and actively manages the negotiation and maintenance of Wrapper Agreements.

The global asset allocation strategy attempts to enhance long-term returns and manage risk by responding effectively to changes in global markets using instruments including but not limited to, futures, options and currency forwards. This strategy employs a multi-factor global asset allocation model that evaluates equity, bond, cash and currency opportunities across domestic and international markets.

In implementing the global asset allocation strategy, the Fund invests in options and futures based on any type of security or index including options and futures traded on foreign exchanges, such as bonds and equity indices of foreign countries. Some options and futures strategies, including selling futures, buying puts and writing calls, hedge the Fund's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase and will broaden the Fund's market exposure. Options and futures may be combined with each other, or with forward contracts, in order to adjust the risk and return characteristics of an overall strategy.

The Fund may also enter into forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options and futures contracts relating to foreign currencies and may purchase securities indexed to foreign currencies. Currency management strategies allow shifts of investment exposure from one currency to another to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar.

Successful implementation of the global asset allocation strategy depends on the Portfolio's Investment Adviser's judgment as to the potential risks and rewards of implementing the different types of strategies.

TEMPORARY DEFENSIVE POSITION. From time to time a temporary defensive position may be adopted in response to extraordinary adverse political, economic or market events. Up to 100% of the Fund's assets could be placed in short-term obligations within one of the top two investment ratings. These short-term obligations may not be covered by a Wrapper Agreement. To the extent such a position is adopted, the Fund may not meet its goal of a high level of current income or a stable net asset value.

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PORTFOLIO TURNOVER rate measures the frequency that the Portfolio sells and replaces the securities it holds within a given period. Historically, this Fund has had a high portfolio turnover rate. High turnover can increase the Fund's transaction costs, thereby lowering its returns.
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RISKS

Set forth below are some of the prominent risks associated with fixed income investing, the use of Wrapper Agreements, and the risks of investing in general. Although an attempt is made to assess the likelihood that these risks may actually occur and to limit them, there can be no guarantee that it will succeed.

PRIMARY RISKS --

INTEREST RATE RISK. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates fall. If interest rates are falling, the Fund's income may decline because of the investment or reinvestment of assets in fixed income securities.

CREDIT RISK. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.

WRAPPER AGREEMENT RISK. Although the Wrapper Agreements attempt to maintain a stable value per share, there are risks associated with the Wrapper Agreements, including:

* A Wrapper Provider could default, which could cause the Fund's share value to fluctuate or fall and could result in losses for Plan participants who sell their shares.

* The Wrapper Agreements may require the Fund to maintain a certain percentage of its assets in short-term investments. This could result in a lower return than if the Fund invested those assets in longer-term securities. The Fund may elect not to cover a fixed income security with a remaining maturity of 60 days or less, cash or short-term investments with Wrapper Agreements.

* The Wrapper Agreements generally do not protect the Fund from loss caused by a fixed income security issuer's default on principal or interest payments.

* The Fund may not be able to obtain Wrapper Agreements to cover all of its assets.

* If a Wrapper Provider is unable to make timely payments, the Portfolio's Board may determine the fair value of that Wrapper Agreement to be less than the difference between the book value and the market value, which could cause the Fund's net asset value to fluctuate.

* Compared to investing in a traditional fixed income fund, the Fund trades the potential for capital appreciation and some yield for protection from a decline in the value of its holdings caused by changes in interest rates.

MARKET RISK. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

SECURITY SELECTION RISK. While the Fund invests in short- to intermediate-term securities, which by nature are relatively stable investments, the risk remains that the securities selected will not perform as expected. This could cause the Fund's returns to lag behind those of money market funds.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects the estimate of its value. Because there is no active trading market for Wrapper Agreements, the Fund's investments in the Wrapper Agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including Wrapper Agreements, to 15% of net assets.

PRICING RISK. The securities in the Portfolio are valued at their stated market value if price quotations are available and, if not, by the method that most accurately reflects their current worth in the judgment of the Portfolio's Board of Trustees.

If Wrapper Agreements are not in place, this procedure implies an unavoidable risk, the risk that the prices used are higher or lower than the prices that the securities might actually command if they were sold. If the securities are valued too highly, you may end up paying too much for Fund shares when you buy. If the price of the securities are undervalued, you may not receive the full market value for your Fund shares when you sell.

According to the procedures adopted by the Portfolio's Board of Trustees, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Fund's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements. If the Board of Trustees determines that a Wrapper Agreement should not be valued this way, the net asset value of the Fund could fluctuate.

DERIVATIVE RISK. Derivatives are more volatile and less liquid than traditional fixed income securities. Risks associated with derivatives include:

*  the derivative may not fully offset the underlying positions;
* the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and
* the possibility the Fund cannot sell the derivative because of an illiquid secondary market.

The use of derivatives for leveraging purposes tends to magnify the effect of an instrument's price changes as market conditions change.

If the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than other investments.

FOREIGN INVESTING RISK. The Fund faces the risks detailed below in the portion of its investments it devotes to foreign securities.

* POLITICAL RISK. Profound social changes and business practices that depart from developed-market norms have hindered the growth of capital markets in developing nations in the past. High levels of debt have tended to make them overly reliant on foreign capital investment and vulnerable to capital flight. Governments have limited foreign investors' access to capital markets and restricted the flow of profits overseas. They have resorted to high taxes, expropriation and nationalization. All these threats remain a part of emerging-market investing in particular today.

* INFORMATION RISK. Foreign accounting, auditing, and financial reporting and disclosure standards tend to be less stringent than those in the United States. And the risks of investors acting on incomplete or inaccurate information are correspondingly greater. Compounding the problem, local
   investment   research  often  lacks  the  sophistication  to  spot  potential pitfalls.

CURRENCY RISK. The Fund invests in foreign securities denominated in foreign currencies. This creates the possibility that changes in foreign exchange rates will affect the value of foreign securities and, thus, the U.S. dollar amount of income or gain received on these securities. The Portfolio's Investment Adviser seeks to minimize this risk by actively managing the currency exposure of the Fund. There is no guarantee that these currency management activities will work and they could cause losses to the Fund.

SECONDARY RISK --

LOWER RATED SECURITIES. The Fund may invest in debt securities rated in the fifth and sixth long-term ratings categories. The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the lower-rated securities are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Portfolio's Board of Trustees. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Fund's ability to dispose of these securities. Since the risk of default is higher for lower-rated securities, the Investment Adviser's research and credit analysis are an especially important part of managing securities of this type.

In considering investments for the Fund, the Portfolio's Investment Adviser attempts to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. The Investment Adviser's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

MANAGEMENT OF THE FUND

BOARD OF DIRECTORS -- The Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Directors, and the Directors supervise all of the Fund's activities on their behalf.

INVESTMENT ADVISER -- Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust Company (Bankers Trust) with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Portfolio's Investment Adviser. As Investment Adviser, Bankers Trust makes the Portfolio's investment decisions and assumes responsibility for the securities the Portfolio owns. It buys and sells securities for the Portfolio and conducts the research that leads to the purchase and sale decisions. Bankers Trust received a fee of 0.70% of the Portfolio's average daily net assets for its services in the last fiscal year.


As of September 30, 2000, Bankers Trust had total assets under management of approximately $285 billion. Bankers Trust is dedicated to servicing the needs of corporations, governments, financial institutions, and private clients and has invested retirement assets on behalf of the nation's largest corporations and institutions for more than 50 years. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide. As September 30, 2000, Bankers Trust managed approximately $15 billion in stable value assets.


At a Special Meeting of Shareholders held on October 8, 1999, shareholders of the Portfolio approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 6, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management, Inc. The new investment advisory agreement with Deutsche Asset Management, Inc. may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees of the Portfolio who are not "interested persons", generally referred to as Independent Trustees. Shareholders of the Portfolio also approved a new sub-investment advisory agreement among the Trust, Deutsche Asset Management, Inc. and Bankers Trust under which Bankers Trust may perform certain of Deutsche Asset Management, Inc.'s responsibilities, at Deutsche Asset Management, Inc.'s expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. Under the new investment advisory agreement and new sub-advisory agreement, the compensation paid and the services provided would be the same as those under the existing advisory agreement with Bankers Trust.


Deutsche Asset Management, Inc. is located at 885 Third Avenue, New York, New York 10022. The firm provides a full range of investment advisory services to institutional clients. It serves as investment adviser to 11 other investment companies and as sub-adviser to five other investment companies.


OTHER SERVICES -- The Fund's administrator, Security Management Company, LLC ("SMC" or the "Administrator") provides administrative services, fund accounting and transfer agency services to the Fund. Bankers Trust provides administrative services--such as portfolio accounting, legal services and other services--for the Portfolio.

Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include:

*  monitoring the performance of the Portfolio;

*  coordinating the Fund's relationship with the Portfolio;

* communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general;

* assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund.

For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

For providing certain shareholder services to the shareholders of the Fund, SMC receives from Bankers Trust a fee which is equal on an annual basis to .20% of the aggregate net assets of the Fund invested in the Portfolio. The fee is not an expense of the Fund or the Portfolio.

PORTFOLIO MANAGERS --

ERIC KIRSCH, Portfolio Manager of Bankers Trust Company, has managed the Fixed Income Securities of the Portfolio since its inception in May 1999. Mr. Kirsch joined Bankers Trust in 1980. He is a Chartered Financial Analyst with ten years of investment experience.

LOUIS R. D'ARIENZO, Portfolio Manager of Bankers Trust Company, has managed the Fixed Income Securities of the Portfolio since its inception in May 1999. Mr. D'Arienzo joined Bankers Trust in 1981 and has 17 years investment experience.

JOHN D. AXTELL, JR., Portfolio Manager of Bankers Trust Company, is responsible for the portfolio management and trading activities relating to Stable Value Investments for client portfolios. Mr. Axtell joined Bankers Trust in 1990.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price is calculated daily (also known as the "net asset value" or "NAV") in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the Exchange is open for business. The formula calls for deducting all of a Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

According to the procedures adopted by the Board of Trustees of the Portfolio, the fair value of the Wrapper Agreements generally will equal the difference between the book value and the market value (plus accrued interest) of the Portfolio's assets. In determining fair value, the Board will consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreements.

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The Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
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ORGANIZATIONAL STRUCTURE

Although the Fund has not currently retained the services of an investment adviser or sub-advisor, it may do so in the future. Accordingly, SMC and the Fund have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows SMC to hire, replace or terminate sub-advisors without the approval of shareholders. The order also allows SMC to revise a sub-advisory agreement with the approval of Fund Directors, but without shareholder approval. If a new sub-advisor is hired, shareholders will receive information about the new sub-advisor within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility. Should the Fund use the service of a sub-advisor in the future, SMC would anticipate providing the following oversight and evaluation services to the Fund:

*  performing initial due diligence on prospective sub-advisors for the Fund
*  monitoring the performance of the sub-advisor(s)
*  communicating performance expectations to the sub-advisor(s)
* ultimately recommending to the Board of Directors whether a sub-advisor's contract should be renewed, modified or terminated.

SMC does not expect it would recommend frequent changes of sub-advisors.

The Fund is a "feeder fund" that invests all of its assets in a "master portfolio," the PreservationPlus Income Portfolio. The Fund and the master portfolio have the same investment objective. The master portfolio is advised by Bankers Trust.

The master portfolio may accept investments from other feeder funds. The feeders bear the master portfolio's expenses in proportion to their assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the Fund's Directors to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

BUYING SHARES


Shares of the Fund are available through broker/dealers, banks, and other financial intermediaries that have an agreement with the Fund's Distributor, Security Distributors, Inc. A broker/dealer may impose a transaction charge on the purchase of Fund shares. Fund shares purchased directly from the Fund do not contain a transaction charge but may contain a front-end sales charge as noted under "Class A shares".

There are four different ways to buy shares of the Fund--Class A shares, Class B shares, Class C shares or Class S shares. The different classes of a Fund differ primarily with respect to the sales charges and Rule 12b-1 distribution fees to which they are subject. The minimum initial investment is $100. Subsequent investments must be $100 (or $20 under an Accumulation Plan). The Fund reserves the right to reject any order to purchase shares.


CLASS A SHARES -- Class A shares are subject to a sales charge at the time of purchase. An order for Class A shares will be priced at the Fund's net asset value per share (NAV), plus the sales charge, set forth in the following table. The NAV, plus the sales charge is the "offering price." The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open. An order for Class A shares is priced at the NAV next calculated after the order is accepted by the Fund, plus the sales charge.

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                                                    SALES CHARGE
                                    --------------------------------------------
                                      APPLICABLE     PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                  PERCENTAGE OF      NET AMOUNT    REALLOWABLE
AT OFFERING PRICE                   OFFERING PRICE      INVESTED     TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000..................     3.5%            3.63%          3.0%
$100,000 but less than $500,000.....     2.5%            2.56%          2.0%
$500,000 but less than $1,000,000...     1.5%            1.52%          1.0%
$1,000,000 and over.................     None            None        (See below)
--------------------------------------------------------------------------------

Please see Appendix A for options that are available for reducing the sales charge applicable to purchases of Class A shares.

CLASS A DISTRIBUTION PLAN -- The Fund has adopted a Class A Distribution Plan that allows the Fund to pay distribution fees to the Fund's Distributor. The Distributor uses the fees to finance activities related to the sale of Class A shares and services to shareholders. The distribution fee is equal to 0.25% of the average daily net assets of the Fund's Class A shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

CLASS B SHARES -- Class B shares are not subject to a sales charge at the time of purchase. An order for Class B shares will be priced at the Fund's NAV next calculated after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Class B shares are subject to a deferred sales charge if redeemed within 5 years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

                        --------------------------------
                        NUMBER OF YEARS       DEFERRED
                        SINCE PURCHASE      SALES CHARGE
                        --------------------------------
                              1                  5%
                              2                  4%
                              3                  3%
                              4                  3%
                              5                  2%
                          6 and more             0%
                        --------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of the Deferred Sales Charge," page 13.

CLASS B DISTRIBUTION PLAN -- The Fund has adopted a Class B Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class B shares and services to shareholders. The distribution fee is equal to .75% of the average daily net assets of the Fund's Class B shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.

Class B shares automatically convert to Class A shares on the eighth anniversary of purchase. This is advantageous to such shareholders because Class A shares are subject to a lower distribution fee than Class B shares. A pro rata amount of Class B shares purchased through the reinvestment of dividends or other distributions is also converted to Class A shares each time that shares purchased directly are converted.

CLASS C SHARES -- Class C shares are not subject to a sales charge at the time of purchase. An order for Class C shares will be priced at the Fund's NAV next calculated after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Class C shares are subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed. The Distributor will waive the deferred sales charge under certain circumstances. See "Waiver of the Deferred Sales Charge," page 13.

CLASS C DISTRIBUTION PLAN -- The Fund has adopted a Class C Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class C shares and services to shareholders. The distribution fee is equal to .50% of the average daily net assets of the Fund's Class C shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.


CLASS S SHARES -- Class S shares are not subject to a sales charge at the time of purchase. An order for Class S shares will be priced at the Fund's NAV next calculated after the order is accepted by the Fund. The Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open.

Class S shares are subject to a deferred sales charge if redeemed within 7 years from the date of purchase. The deferred sales charge is a percentage of the NAV of the shares at the time they are redeemed or the original purchase price, whichever is less. Shares that are not subject to the deferred sales charge are redeemed first. Then, shares held the longest will be the first to be redeemed.

The amount of the deferred sales charge is based upon the number of years since the shares were purchased, as follows:

                        --------------------------------
                        NUMBER OF YEARS       DEFERRED
                        SINCE PURCHASE      SALES CHARGE
                        --------------------------------
                              1                  6%
                              2                  6%
                              3                  5%
                              4                  4%
                              5                  3%
                              6                  2%
                              7                  1%
                          8 and more             0%
                        --------------------------------

The   Distributor   will  waive  the  deferred   sales   charge  under   certain
circumstances. See "Waiver of the Deferred Sales Charge," page 13.

CLASS S DISTRIBUTION PLAN -- The Fund has adopted a Class S Distribution Plan that allows the Fund to pay distribution fees to the Distributor. The Distributor uses the fees to finance activities related to the sale of Class S shares and services to shareholders. The distribution fee is equal to 1.00% of the average daily net assets of the Fund's Class S shares. Because the distribution fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost an investor more than paying other types of sales charges.


WAIVER OF DEFERRED SALES CHARGE -- The Distributor will waive the deferred sales charge under the following circumstances:

* Upon the death of the shareholder if shares are redeemed within one year of the shareholder's death

* Upon the disability of the shareholder prior to age 65 if shares are redeemed within one year of the shareholder becoming disabled and the shareholder was not disabled when the shares were purchased

* In connection with required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code

*  In connection  with  distributions  from  retirement  plans  qualified  under
   Section 401(a) or 401(k) of the Internal Revenue Code for:

   -  returns of excess contributions to the plan

   -  retirement of a participant in the plan

   - a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge)

* Upon the financial hardship (as defined in regulations under the Code) of a participant in a plan

*  Upon termination of employment of a participant in a plan

*  Upon any other permissible withdrawal under the terms of the plan

CONFIRMATIONS AND STATEMENTS -- The Fund will send you a confirmation statement after every transaction that affects your account balance or registration. However, certain automatic transactions may be confirmed on a quarterly basis including systematic withdrawals, automatic purchases and reinvested dividends. Each shareholder will receive a quarterly statement setting forth a summary of the transactions that occurred during the preceding quarter.

SELLING SHARES

Selling your shares of a Fund is called a "redemption," because the Fund buys back its shares. A shareholder may sell shares at any time. Shares will be redeemed at the NAV next determined after the order is accepted by the Fund's transfer agent, less any applicable (i) deferred sales charge and (ii) redemption fee. A Fund's NAV is generally calculated as of the close of trading on every day the New York Stock Exchange is open. Any share certificates representing Fund shares being sold must be returned with a request to sell the shares. The value of your shares at the time of redemption may be more or less than their original cost. The Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities selected in the sole discretion of the Fund. The redemption-in-kind will not include wrapper agreements.

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days.


When the Interest Rate Trigger is active, redemptions that are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions, as described in the following sections, will be subject to a 2% redemption fee. It is therefore important to consult with your professional tax advisor regarding the terms, conditions and tax consequences of such withdrawals.


To sell your shares, send a letter of instruction that includes:

*  The name and signature of the account owner(s)
*  The name of the Fund
*  The reason you are selling your shares
*  The dollar amount or number of shares to sell
*  Where to send the proceeds
*  A signature guarantee if
   - The check will be mailed to a payee or address different than that of the account owner, or
   -  The sale of shares is more than $10,000.

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A SIGNATURE GUARANTEE helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.
--------------------------------------------------------------------------------

Mail your request to:

                        Security Management Company, LLC
                        P.O. Box 750525
                        Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

* INDIVIDUAL OR JOINT TENANTS: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

* UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

* SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

* CORPORATION OR ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Fund.

*  TRUST: Written instructions must be signed by the trustee(s).  If the name of
   the  current   trustee(s)  does  not  appear  on  the  account,  a  certified certificate of incumbency dated within 60 days must also be submitted.

*  RETIREMENT: Written instructions must be signed by the account owner.


INTEREST RATE TRIGGER -- Qualified TSA Redemptions, Qualified IRA Redemptions and Qualified Plan Redemptions are not subject to the redemption fee at any time. All other redemptions are subject to the redemption fee, in the amount of 2%, on the proceeds of such redemptions of shares by shareholders on any day that the "Interest Rate Trigger" (as described below) is "active," and not subject to those charges on days that the Interest Rate Trigger is "inactive." The Interest Rate Trigger is active on any day when, as of the preceding day, the "Reference Index Yield" exceeds the sum of the "Annual Effective Yield" of the PreservationPlus Income Portfolio ("Portfolio") plus 1.55%. The Reference Index Yield on any determination date is the previous day's closing "Yield to Worst" on the Lehman Brothers Intermediate Treasury Bond Index(R). The "Annual Effective Yield" generally represents one day's investment income expressed as an annualized yield and compounded annually. The status of the Interest Rate Trigger will either be "active" or "inactive" on any day, and shall be determined on every day that an NAV is calculated for the Fund. Once the Interest Rate Trigger is active, it remains active every day until the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%, at which time the Interest Rate Trigger becomes inactive on the following day and remains inactive every day thereafter until it becomes active again. An example of when and how the redemption fee will apply to the redemption of shares follows.


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The Annual Effective Yield of the Portfolio is intended to represent one day's investment income expressed as an annualized yield and compounded annually. The Annual Effective Yield of the Portfolio shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day:

                 [(1 + previous day's dividend factor)^365 - 1]
                 ----------------------------------------------
                                  NAV per share

Please note that the Annual Effective Yield of the Fund will be lower than the annual effective yield of the Portfolio because the Portfolio's expenses are lower than the Fund's.
--------------------------------------------------------------------------------


A shareholder is considering submitting a request for a redemption of Class A shares other than a Qualified TSA Redemption, Qualified IRA Redemption or Qualified Plan Redemption to the Fund on March 2 in the amount of $5,000. Assume that the Reference Index Yield is 8.65% as of the close of business on March 1 and the Annual Effective Yield of the Portfolio is 6.20% as of that date. The Annual Effective Yield of the Portfolio plus 1.55% equals 7.75%. Since this is less than the Reference Index Yield of 8.65%, the Interest Rate Trigger is active. Thus, the net redemption proceeds to the Shareholder will be $4,900. The redemption fee will continue to apply to all redemptions which are not Qualified TSA Redemptions, Qualified IRA Redemptions or Qualified Plan Redemptions until the day after the Reference Index Yield is less than the sum of the Annual Effective Yield of the Portfolio plus 1.30%. (Please note that this example does not take into consideration an individual Shareholder's tax issues or consequences including without limitation any withholding taxes that may apply.)

The amount of, and method of applying, the Redemption Fee, including the operation of the Interest Rate Trigger, may be changed in the future. Shares currently offered in this prospectus would be subject to the new combination of Redemption Fee and Interest Rate Trigger.

Shareholders can obtain information regarding when the Interest Rate Trigger is active, as well as the Annual Effective Yield of the Portfolio and the Reference Index Yield by calling 1-800-888-2461.


QUALIFIED TSA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified TSA Redemption." In general, amounts distributed to a taxpayer from a TSA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception under the tax code, are also subject to an early withdrawal penalty tax. A "Qualified TSA Redemption" is:

* a redemption made by an owner of a TSA account that is not subject to the early withdrawal penalty tax, provided however, that a rollover from a TSA account to an IRA account, or a direct trustee-to-trustee transfer of a TSA account is not a Qualified TSA Redemption unless the owner of the TSA account or IRA account continues the investment of the transferred amount in the Fund;

* a transfer to another investment option that is not a competing fund* in your TSA account if:

   -  your TSA account does not allow transfers to competing funds or

   - your TSA account requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.


All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your account allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.


Owners of TSA accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. The information relating to the early withdrawal penalty tax will form the basis for determining whether a redemption is a Qualified TSA Redemption. The Fund or the Fund's Administrator may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to early withdrawal penalty tax. With respect to a transfer, the owner may be required to provide evidence that the transfer is not to a competing fund.

QUALIFIED IRA REDEMPTIONS -- A redemption of Fund shares can be made at any time without the assessment of a redemption fee if the redemption is a "Qualified IRA Redemption." In general, amounts distributed to a taxpayer from an IRA account prior to the date on which the taxpayer reaches age 59 1/2 are includible in the taxpayer's gross income and, unless the distribution meets the requirements of a specific exception under the tax code, are also subject to an early withdrawal penalty tax. A "Qualified IRA Redemption" is a redemption made by an owner of an IRA account that is not subject to the early withdrawal penalty tax, provided however, that an IRA rollover, or a direct trustee-to-trustee transfer of an IRA is not a Qualified IRA Redemption unless the owner of the IRA account continues the investment of the transferred amount in the Fund.

Owners of IRA accounts requesting a redemption of Fund shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to the early withdrawal penalty tax and to identify the specific exception upon which he or she intends to rely. This information will form the basis for determining whether a redemption is a Qualified IRA Redemption. The Fund or the Fund's Administrator may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to early withdrawal penalty tax.

QUALIFIED PLAN REDEMPTIONS -- Your plan administrator should be contacted for information on how to redeem shares. There will be no redemption fee assessed for qualified plan redemptions, which are:

*  Redemptions   resulting  from  the  plan  participant's  death,   disability,
   retirement or termination of employment;

* Redemptions to fund loans to, or "in service" withdrawals by, a plan participant; and

*  Transfers to other plan investment options that are not competing funds* if:

   -  your plan does not allow transfers to competing funds or

   - your plan requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.


All other redemptions of shares will be subject to the 2% redemption fee, if the Interest Rate Trigger is active. Specifically, if your plan allows transfers to competing funds or if they do not require transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before transfer to a competing fund, all transfers will be subject to a redemption fee.


The Fund reserves the right to require written verification of whether a redemption request is for a Qualified Plan Redemption in accordance with plan provisions and to establish the authenticity of this information before processing a redemption request.

PAYMENT OF REDEMPTION PROCEEDS -- Payments may be made by check.

The Fund may suspend the right of redemption during any period when trading on the New York Stock Exchange is restricted or such Exchange is closed for other than weekends or holidays, or any emergency is deemed to exist by the Securities and Exchange Commission.

BY CHECK. Redemption proceeds will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $15 deducted from redemption proceeds, the Administrator will provide a certified or cashier's check, or send the redemption proceeds by express mail, upon the shareholder's request.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

The Fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. Also, the Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

On occasion, the dividends the Fund distributes may differ from the income the Fund earns. When the Fund's income exceeds the amount distributed to shareholders, the Fund may make an additional distribution. When an additional distribution is necessary, the Board of Directors may declare a REVERSE STOCK SPLIT to occur at the same time the additional distribution is made. Making the additional distribution simultaneously with the reverse stock split will minimize fluctuations in the net asset value of the Fund's shares.

All dividends and capital gains, if any, will automatically be reinvested unless you notify the Fund otherwise.

--------------------------------------------------------------------------------
A  REVERSE  STOCK  SPLIT  reduces  the  number  of  total  shares  the  Fund has outstanding. The market value of the shares will be the same after the stock split as before the split, but each share will be worth more.
--------------------------------------------------------------------------------

TAX CONSIDERATIONS

The Fund does not ordinarily pay income taxes. You and other shareholders pay taxes on the income or capital gains from the Fund's holdings.

For TSA owners, IRA owners and Plan participants utilizing the Fund as an investment option under their Plan, dividend and capital gain distributions from the Fund generally will not be subject to current taxation, but will accumulate on a tax-deferred basis.

Because each participant's tax circumstances are unique and because the tax laws governing Plans are complex and subject to change, it is recommended that you consult your Plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your Plan and of any Plan contributions or withdrawals.

SHAREHOLDER SERVICES

ACCUMULATION PLAN -- An investor may choose to invest in the Fund through a voluntary Accumulation Plan. This allows for an initial investment of $100 minimum and subsequent investments of $20 minimum at any time. An Accumulation Plan involves no obligation to make periodic investments, and is terminable at will.

Payments are made by sending a check to the Distributor who (acting as an agent for the dealer) will purchase whole and fractional shares of the Fund as of the close of business on such day as the payment is received. The investor will receive a confirmation and statement after each investment.

Investors may also choose to use "Secur-O-Matic" (automatic bank draft) to make Fund purchases. There is no additional charge for choosing to use Secur-O-Matic. Withdrawals from your bank account may occur up to 3 business days before the date scheduled to purchase Fund shares. An application for Secur-O-Matic may be obtained from the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM -- Shareholders who wish to receive regular monthly, quarterly, semiannual, or annual payments of $25 or more may establish a Systematic Withdrawal Program. A shareholder may elect a payment that is a specified percentage of the initial or current account value or a specified dollar amount. A Systematic Withdrawal Program will be allowed only if shares with a current aggregate net asset value of $5,000 or more are deposited with the Administrator, which will act as agent for the shareholder under the Program. Shares are liquidated at net asset value less any applicable Redemption Fee. The Program may be terminated on written notice, or it will terminate automatically if all shares are liquidated or redeemed from the account.


A shareholder may establish a Systematic Withdrawal Program with respect to Class B, Class C and Class S shares without the imposition of any applicable contingent deferred sales charge, provided that such withdrawals do not in any 12-month period, beginning on the date the Program is established, exceed 10% of the value of the account on that date ("Free Systematic Withdrawals"). Free Systematic Withdrawals are not available if a Program established with respect to Class B, Class C or Class S shares provides for withdrawals in excess of 10% of the value of the account in any Program year and, as a result, all withdrawals under such a Program would be subject to any applicable contingent deferred sales charge. Free Systematic Withdrawals will be made first by redeeming those shares that are not subject to the contingent deferred sales charge and then by redeeming shares held the longest. The contingent deferred sales charge applicable to a redemption of Class B, Class C or Class S shares requested while Free Systematic Withdrawals are being made will be calculated as described under "Waiver of Deferred Sales Charge," page 13. A Systematic Withdrawal form may be obtained from the Fund.

EXCHANGE PRIVILEGE -- Shareholders who own shares of the Fund may exchange those shares for shares of the Diversified Income or High Yield series of Security Income Fund or for shares of other mutual funds distributed by the Distributor (the "Security Funds"). Shareholders, except those who have purchased through the following custodial accounts of the Administrator, 403(b)(7) accounts, SEPP accounts and SIMPLE Plans, may also exchange their shares for shares of Security Cash Fund. Exchanges may be made, only in those states where shares of the fund into which an exchange is to be made are qualified for sale. No service fee is presently imposed on such an exchange. Class A, Class B, Class C and Class S shares of the Fund may be exchanged for Class A, Class B and, if applicable, Class C and Class S shares, respectively, of another Security Fund. A Redemption Fee may be assessed on an exchange from the Fund to another Security Fund if the Interest Rate Trigger is active. Any applicable contingent deferred sales charge will be calculated from the date of the initial purchase.


Exchanges of Class A shares from the Fund are made at net asset value without a front-end sales charge if (1) the shares have been owned for at least 90 consecutive days prior to the exchange, (2) the shares were acquired pursuant to a prior exchange from a Security Fund which assessed a sales charge on the original purchase, or (3) the shares were acquired as a result of the reinvestment of dividends or capital gains distributions. Exchanges of Class A shares from the Fund, other than those described above, are made at net asset value plus the sales charge described in the prospectus of the other Security Fund being acquired, less the sales charge paid on the shares of the Fund at the time of original purchase.

Shareholders should contact the Fund before requesting an exchange in order to ascertain whether any sales charges are applicable to the shares to be exchanged. In effecting the exchanges of Fund shares, the Administrator will first cause to be exchanged those shares which would not be subject to any sales charges. The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.

For tax purposes, an exchange is a sale of shares which may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within ninety days after the exchanged shares were acquired.

Exchanges are made upon receipt of a properly completed Exchange Authorization form. This privilege may be changed or discontinued at any time at the discretion of the management of the Fund upon 60 days' notice to shareholders. A current prospectus of the Security Fund into which an exchange is made will be given to each shareholder exercising this privilege.

DOLLAR COST AVERAGING. Only for shareholders of a TSA account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available. This privilege allows such shareholders to make periodic exchanges of shares from the Fund (held in non-certificate form) to one or more of the funds available under the exchange privilege as described above. Such periodic exchanges in which securities are purchased at regular intervals are known as "dollar cost averaging." With dollar cost averaging, the cost of the securities gets averaged over time and possibly over various market cycles. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

You may obtain a dollar cost averaging request form from the Administrator. You must designate on the form whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. The Administrator will exchange shares as requested on the first business day of the month. The Administrator will make exchanges until your account value in the Fund is depleted or until you instruct the Administrator to terminate dollar cost averaging. You may instruct the Administrator to terminate dollar cost averaging at any time by written request.

ASSET REBALANCING. Only for shareholders of a TSA account sponsored by the Administrator and opened on or after June 5, 2000, a special exchange privilege is available that allows shareholders to automatically exchange shares of the funds on a quarterly basis to maintain a particular percentage allocation among the funds. The available funds are those discussed above under the exchange privilege and shares of such funds must be held in non-certificate form. Your account value allocated to a fund will grow or decline in value at different rates during the selected period, and asset rebalancing will automatically reallocate your account value in the funds to the allocation you select on a quarterly basis.

You may obtain an asset rebalancing request form from the Administrator. You must designate on the form the applicable funds and the percentage of account value to be maintained in each fund. Thereafter, the Administrator will exchange shares of the funds to maintain that allocation on the first business day of each calendar quarter. You may instruct the Administrator to terminate asset rebalancing at any time by written request.

RETIREMENT PLANS -- The Fund has available tax-qualified retirement plans for individuals, prototype plans for the self-employed, pension and profit sharing plans for corporations and custodial accounts for employees of public school systems and organizations meeting the requirements of Section 501(c)(3) of the Internal Revenue Code. Further information concerning these plans is contained in the Fund's Statement of Additional Information.

GENERAL INFORMATION

SHAREHOLDER INQUIRIES -- Shareholders who have questions concerning their account or wish to obtain additional information, may call the Fund (see back cover for address and telephone numbers), or contact their securities dealer.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance for its Class A shares, Class B shares and Class C Shares during the past five years or, the period since commencement of a Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS A)
--------------------------------------------------------------------------------
                                                              FISCAL YEAR ENDED
                                                                SEPTEMBER 30
                                                             -------------------
                                                             2000     1999(a)(d)
                                                             ----     ----------
PER SHARE DATA
Net asset value beginning of period.......................             $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................               0.22

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.....................................              (0.22)
                                                                        -----
Net asset value end of period.............................             $10.00
                                                                        =====
Total investment return(b)................................               2.24%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)......................             $25,261
Ratio of net investment income to average net assets......               6.16%
Ratio of expenses to average net assets(c)................               1.26%
Decrease reflected in the above expense ratio due
  to absorption of expenses by Bankers Trust..............               0.92%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS B)
--------------------------------------------------------------------------------
                                                              FISCAL YEAR ENDED
                                                                SEPTEMBER 30
                                                             -------------------
                                                             2000     1999(a)(d)
                                                             ----     ----------
PER SHARE DATA
Net asset value beginning of period.......................             $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................               0.20

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.....................................              (0.20)
                                                                        -----
Net asset value end of period.............................             $10.00
                                                                        =====
Total investment return(b)................................               2.03%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)......................                $324
Ratio of net investment income to average net assets......               5.27%
Ratio of expenses to average net assets(c)................               1.89%
Decrease reflected in the above expense ratio due
  to absorption of expenses by Bankers Trust..............               0.92%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION FUND (CLASS C)
--------------------------------------------------------------------------------
                                                             FISCAL YEAR ENDED
                                                               SEPTEMBER 30
                                                             -------------------
                                                             2000     1999(a)(d)
                                                             ----     ----------
PER SHARE DATA
Net asset value beginning of period.......................             $10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.....................................               0.21

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income.....................................              (0.21)
                                                                        -----
Net asset value end of period.............................             $10.00
                                                                        =====
Total investment return(b)................................               2.12%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (thousands)......................                $194
Ratio of net investment income to average net assets......               5.51%
Ratio of expenses to average net assets(c)................               1.64%
Decrease reflected in the above expense ratio due
  to absorption of expenses by Bankers Trust..............               0.92%
--------------------------------------------------------------------------------


(a) Security Capital Preservation Fund Class A, B and C shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares. Total returns for the Fund assume that an investor did not pay a redemption fee at the end of the periods shown.

(c)  Ratio   expenses   to  average   net  assets   include   expenses   of  the
     PreservationPlus Income Portfolio.

(d)  Net  investment   income  was  computed  using  average   month-end  shares
     outstanding.

                                   APPENDIX A
================================================================================

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Fund alone or in combination with Class A shares of other Security Funds.

For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention, the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age of 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- To reduce sales charges on purchases of Class A shares of the Fund, a Purchaser may combine all previous purchases of the Fund with a contemplated current purchase and receive the reduced applicable front-end sales charge. The Distributor must be notified when a sale takes place which might qualify for the reduced charge on the basis of previous purchases.

Rights of accumulation also apply to purchases representing a combination of the Class A shares of the Fund, and other Security Funds, except Security Cash Fund, in those states where shares of the fund being purchased are qualified for sale.

STATEMENT  OF  INTENTION  -- A  Purchaser  may  choose  to sign a  Statement  of
Intention within 90 days after the first purchase to be included thereunder, which will cover future purchases of Class A shares of the Fund, and other Security Funds, except Security Cash Fund. The amount of these future purchases shall be specified and must be made within a 13-month period (or 36-month period for purchases of $1 million or more) to become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Shares equal to five percent (5%) of the amount specified in the Statement of Intention will be held in escrow until the statement is completed or terminated. These shares may be redeemed by the Fund if the Purchaser is required to pay additional sales charges.

A Statement of Intention may be revised during the 13-month (or, if applicable, 36-month) period. Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A Statement of Intention may be obtained from the Fund.

REINSTATEMENT PRIVILEGE -- Shareholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing Class A shares without a sales charge up to the dollar amount of the redemption proceeds; or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds, without a sales charge up to the dollar amount of the redemption proceeds. To exercise this privilege, a shareholder must provide written notice and a check in the amount of the reinvestment within thirty days after the redemption request; the reinstatement will be made at the net asset value per share on the date received by the Fund or the Security Funds, as appropriate.


PURCHASES AT NET ASSET VALUE -- Class A shares of the Fund may be purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's Administrator or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

Class A shares of the Fund may also be purchased at net asset value when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed. The Distributor must be notified when a purchase is made that qualifies under this provision.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
BY TELEPHONE -- Call 1-800-888-2461.

BY MAIL -- Write to:
Security Management Company, LLC
700 SW Harrison
Topeka, KS 66636-0001

ON THE INTERNET -- Reports and other information about the Fund can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

SMC, LLC:  http://www.securitybenefit.com

Additional information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.
--------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION -- The Fund's Statement of Additional Information and the Fund's annual or semi-annual report are available, without charge upon request by calling the Funds' toll-free telephone number 1-800-888-2461, extension 3127. Shareholder inquiries should be addressed to SMC, LLC, 700 SW Harrison Street, Topeka, Kansas 66636-0001, or by calling the Fund's toll-free telephone number listed above. The Fund's Statement of Additional Information is incorporated into this prospectus by reference.

The Fund's Investment Company Act file number is listed below:

                   Security Income Fund............. 811-2120






                                  www.securitybenefit.com
                                  [SDI LOGO]
                                  SECURITY DISTRIBUTORS, INC.
                                  A Member of The Security Benefit
                                  Group of Companies
                                  700 SW Harrison St., Topeka, Kansas 66636-0001

--------------------------------------------------------------------------------
SECURITY INCOME FUND

o CAPITAL PRESERVATION SERIES

Member of The Security Benefit Group of Companies
700 SW Harrison, Topeka, Kansas 66636-0001
(785) 431-3127
(800) 888-2461


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated February 1, 2001, as it may be supplemented from time to time. A Prospectus may be obtained by writing Security Distributors, Inc., 700 SW Harrison, Topeka, Kansas 66636-0001, or by calling
(785) 431-3127 or (800) 888-2461, ext. 3127.

STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 1, 2001
RELATING  TO  THE  PROSPECTUS  DATED  FEBRUARY  1,  2001,
AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME
--------------------------------------------------------------------------------


FUND ADMINISTRATOR
Security Management Company, LLC
700 SW Harrison Street
Topeka, Kansas 66636-0001

DISTRIBUTOR
Security Distributors, Inc.
700 SW Harrison Street
Topeka, Kansas 66636-0001

CUSTODIAN
UMB Bank, N.A.
928 Grand Avenue
Kansas City, Missouri 64106

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS...........................    4
  Investment Objective.....................................................    4
  Investment Policies......................................................    4
    SHORT-TERM INSTRUMENTS.................................................    4
    CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES.......................    5
    COMMERCIAL PAPER.......................................................    5
    U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES........................    5
    U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES.............................    5
    U.S. DOLLAR-DENOMINATED SOVEREIGN AND
      SUPRANATIONAL FIXED INCOME SECURITIES................................    5
    MORTGAGE-AND ASSET-BACKED SECURITIES...................................    5
    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")...........................    6
    ZERO-COUPON SECURITIES.................................................    7
    WRAPPER AGREEMENTS.....................................................    7
    RISKS OF WRAPPER AGREEMENTS............................................    8
    ILLIQUID SECURITIES....................................................    9
    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES............................   10
    U.S. GOVERNMENT OBLIGATIONS............................................   10
    LOWER-RATED DEBT SECURITIES ("JUNK BONDS").............................   10
    HEDGING STRATEGIES.....................................................   11
    FUTURES CONTRACTS AND OPTIONS AND FUTURES CONTRACTS - GENERAL..........   11
    FUTURES CONTRACTS......................................................   11
    OPTIONS ON FUTURES CONTRACTS...........................................   12
    OPTIONS ON SECURITIES..................................................   13
    GLOBAL ASSET ALLOCATION STRATEGY ("GAA STRATEGY")......................   14
    REPURCHASE AGREEMENTS..................................................   16
    REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS.........................   16
    BORROWING..............................................................   16
    ASSET COVERAGE.........................................................   16
  Rating Services..........................................................   16
  Investment Restrictions..................................................   16
    FUNDAMENTAL RESTRICTIONS...............................................   17
    NON-FUNDAMENTAL RESTRICTIONS...........................................   17
  Portfolio Transactions and Brokerage Commissions.........................   18

PERFORMANCE INFORMATION....................................................   19
  Standard Performance Information.........................................   19
    YIELD..................................................................   19
    TOTAL RETURN...........................................................   19
    PERFORMANCE RESULTS....................................................   20
  Comparison of Fund Performance...........................................   20
  Economic and Market Information..........................................   20

VALUATION OF ASSETS; REDEMPTIONS IN KIND...................................   20
  Overview of TSA Accounts.................................................   22

OVERVIEW OF THE TYPES OF
INDIVIDUAL RETIREMENT ACCOUNTS.............................................   22
  Types of Individual Retirement Accounts..................................   22
    TRADITIONAL IRAS.......................................................   22
    ROTH IRAS..............................................................   23
    SIMPLE IRAS............................................................   23
    KEOGH PLANS............................................................   23
    EDUCATION IRAS.........................................................   23

OWNERSHIP OF SHARES THROUGH PLANS..........................................   24

QUALIFIED REDEMPTIONS......................................................   24
  Traditional IRAs, SEP-IRAs and SIMPLE IRAs...............................   25
  Roth IRAs................................................................   26
  Keogh Plans..............................................................   26
  Education IRAs...........................................................   27

HOW TO PURCHASE SHARES.....................................................   27
  Alternative Purchase Options.............................................   27
    CLASS A SHARES - FRONT-END LOAD OPTION.................................   27
    CLASS B SHARES - BACK-END LOAD OPTION..................................   27
    CLASS C SHARES - LEVEL LOAD OPTION.....................................   27
  Class A Shares...........................................................   27
  Class A Distribution Plan................................................   28
  Class B Shares...........................................................   28
  Class B Distribution Plan................................................   29
  Class C Shares...........................................................   29
  Class C Distribution Plan................................................   29

  Class S Shares...........................................................   30
  Class S Distribution Plan................................................   30

  Calculation and Waiver of Contingent Deferred Sales Charges..............   30
  Arrangements with Broker-Dealers and Others..............................   31
  Purchases at Net Asset Value.............................................   31
MANAGEMENT OF THE FUND AND TRUST...........................................   32
  Directors and Officers of Security Income Fund...........................   33
  Trustees of BT Investment Portfolios.....................................   34
  Officers of BT Investment Portfolios.....................................   35
  Security Income Fund Director Compensation Table.........................   36
  BT Investment Portfolio Trustee Compensation Table.......................   36
  Investment Adviser.......................................................   37
  Administrator............................................................   37
  Custodian and Transfer Agent.............................................   38
  Banking Regulatory Matters...............................................   38
  Independent Auditors.....................................................   38

ORGANIZATION OF SECURITY INCOME FUND.......................................   38

ORGANIZATION OF THE TRUST..................................................   39

TAXATION...................................................................   39
  Taxation of the Fund.....................................................   39
  Taxation of the Portfolio................................................   40
  Other Taxation...........................................................   41
  Foreign Withholding Taxes................................................   41

FINANCIAL STATEMENTS.......................................................   41

APPENDIX A.................................................................   42
  Description of Moody's Corporate Bond Ratings............................   42
  Description of S&P's Corporate Bond Ratings..............................   42
  Duff & Phelps' Long-Term Debt Ratings....................................   43
  Description of Moody's Short-Term Ratings................................   43
  Description of S&P Short-Term Issuer Credit Ratings......................   44
  Description of Duff & Phelps' Commercial Paper Ratings...................   44
  Description of Moody's Insurance Financial Strength Ratings..............   44
  Description of S&P Claims Paying Ability Rating Definitions..............   45
  Duff & Phelps' Claims Paying Ability Ratings.............................   45

APPENDIX B.................................................................   46

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Security Capital Preservation Fund (the "Fund") is a separate series of Security Income Fund, an open-end, management investment company (mutual fund) of the series type, offering shares of the Fund ("Shares") as described herein.

   As described in the Fund's Prospectus, the Fund seeks to achieve its investment objective by investing all its net investable assets (the "Assets") in PreservationPlus Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate subtrust of BT Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

   Because the investment characteristics of the Fund correspond directly to those of the Portfolio (in which the Fund invests all of its assets), the following is a discussion of the various investments of and techniques employed by the Portfolio. The Fund has been established to serve as an alternative investment to short-term bond funds and money market funds. In addition, since to date, there has been no comparable investment substitute for those individuals who are "rolling" assets over from the stable value or guaranteed investment contract ("GIC") option of their employee benefit plans (such as 401(k) plans), the Fund is designed to be that comparable alternative.

   Shares of the Fund are sold by Security Distributors, Inc., the Fund's distributor (the "Distributor"), solely to tax-sheltered annuity custodial accounts as defined in Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), individual retirement accounts as defined in Section 408 of the Code including "SIMPLE IRAs" and "SEP IRAs", Roth IRAs as defined in
Section 408A of the Code, education individual retirement accounts as defined in
Section 530 of the Code and "Keogh Plans" (sometimes collectively referred to herein as "IRAs"), and to employees investing through participant-directed employee benefit plans (each a "Plan" and together "Plans"). Shares are offered to Plans either directly, or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans. Shares are also available to employee benefit plans which invest in the Fund through an omnibus account or similar arrangement.


   The Fund's Prospectus (the "Prospectus") is dated February 1, 2001. The Prospectus provides the basic information investors should know before investing and may be obtained without charge by calling the Distributor at 1-800-888-2461 extension 3127. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings ascribed to them in the Prospectus.


INVESTMENT OBJECTIVE -- The investment objective of the Fund is a high level of current income while seeking to maintain a stable net asset value per Share. There can, of course, be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES -- The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Fund's investment in the Portfolio may be withdrawn at any time if the Board of Directors of Security Income Fund determines that it is in the best interests of the Fund to do so.

   The Portfolio's investment objective is a high level of current income while seeking to maintain a stable net asset value per Share. The Portfolio expects to invest primarily in fixed income securities ("Fixed Income Securities") of varying maturities rated, at the time of purchase, in one of the top four long-term rating categories by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Duff & Phelps Credit Rating Co., or comparably rated by another nationally recognized statistical rating organization ("NRSRO"), or, if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion.

   In addition, the Portfolio will enter into contracts ("Wrapper Agreements") with insurance companies, banks or other financial institutions ("Wrapper Providers") that are rated, at the time of purchase, in one of the top two long-term rating categories by Moody's or S&P. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid. At the time of purchase, the value of all of the Wrapper Agreements and any other illiquid securities will not exceed 15% of the Portfolio's net assets.

   The following is a discussion of the various investments of and techniques employed by the Portfolio.

   SHORT-TERM INSTRUMENTS. The Portfolio's assets may be invested in high quality short-term investments with remaining maturities of 397 days or less to maintain the Liquidity Reserve (as defined below), to meet anticipated redemptions and expenses for day-to-day operating purposes and when, in the opinion of Bankers Trust Company, the Portfolio's investment adviser (the "Adviser" or "Bankers Trust"), it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the respective markets. The Portfolio may hold short-term investments consisting of foreign and domestic (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the top two short-term rating categories by an NRSRO or, if unrated, of comparable quality in the opinion of the Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have an outstanding long-term debt rating of A or higher by Standard & Poor's Ratings Group ("S&P") or A-2 or higher by Moody's Investors Service, Inc. ("Moody's") or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser.

   CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

   COMMERCIAL PAPER. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   For a description of commercial paper ratings, see the Appendix.

   U.S. DOLLAR-DENOMINATED FIXED INCOME SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

   U.S. DOLLAR-DENOMINATED FOREIGN SECURITIES. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

   In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Foreign securities markets may be less liquid and subject to less regulation than the U.S. securities markets. The costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

   U.S. DOLLAR-DENOMINATED SOVEREIGN AND SUPRANATIONAL FIXED INCOME SECURITIES. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations"), especially sovereign debt obligations of developing countries, may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

   MORTGAGE- AND ASSET-BACKED SECURITIES. The Portfolio may purchase mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities and non-governmental entities such as banks, mortgage lenders or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. A mortgage-backed bond is a general obligation of the issuer, payable out of the issuer's general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. The mortgage pass-through securities issued by non-governmental entities such as banks, mortgage lenders or other financial institutions in which the Portfolio may invest include private label mortgage pass-through securities and whole loans. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers Trust determines they are consistent with the Portfolio's investment objective and policies.

   COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are mortgage-backed bonds that separate mortgage pools into different classes, called tranches. Tranches pay different rates of interest and can mature in a few months, or in as long as 20 years. Issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) and private issuers, CMOs are usually backed by government-guaranteed or other top grade mortgages and have AAA ratings. In return for a lower yield, CMOs provide investors with increased security throughout the life of their investment compared to purchasing a whole mortgage-backed security. Even so, if mortgage rates drop sharply, causing a flood of refinancings, prepayment rates will soar and CMO tranches will be repaid before their expected maturity.

   REMICs are pass-through vehicles created under the tax reform act of 1986 to issue multiclass mortgage-backed securities. REMICs may be organized as corporations, partnerships or trusts. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests). CMOs normally have AAA bond ratings, whereas REMICs represent a range of risk levels.

   Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

   The yield characteristics of the mortgage- and asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, their yield. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

   Unlike ordinary Fixed Income Securities, which generally pay a fixed rate of interest and return principal upon maturity, mortgage-backed securities repay both interest income and principal as part of their periodic payments. Because the mortgages underlying mortgage-backed certificates can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities give rise to certain unique "pre-payment" risks. Prepayment risk or call risk is the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid (or "called") prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates.

   In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

   The market for  privately  issued  mortgage- and  asset-backed  securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

   Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. There is the risk in connection with automobile receivables that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

   ZERO-COUPON  SECURITIES.  The  Portfolio  may invest in certain  zero  coupon securities that are "stripped" U.S. Treasury notes and bonds. Zero Coupon Securities including CATS, TIGRs and TRs, are the separate income or principal components of a debt instrument. Zero coupon securities usually trade at a substantial discount from their face or par value. Zero coupon securities are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash. Zero coupon securities involve risks that are similar to those of other debt securities, although they may be more volatile, and the value of certain zero coupon securities moves in the same direction as interest rates. Zero coupon bonds do not make regular interest payments.

   WRAPPER AGREEMENTS. Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the Wrapper Provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating Wrapper Agreements of open-end maturity and hybrid Wrapper Agreements.

   Under a NON-PARTICIPATING WRAPPER AGREEMENT, the Wrapper Provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells Covered Assets at a price below Book Value to meet withdrawals of a type covered by the Wrapper Agreement (a "Benefit Event"). Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider whenever the Portfolio sells Covered Assets at a price above their Book Value in response to a Benefit Event. In neither case is the Crediting Rate adjusted at the time of the Benefit Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the Covered Assets below Book Value, it does not realize increases in the market value of the Covered Assets above Book Value; those increases are realized by the Wrapper Providers.

   Under a PARTICIPATING WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments to each other typically does not arise until all of the Covered Assets have been liquidated. Instead of payments being made on the occurrence of each Benefit Event, these obligations are a factor in the periodic adjustment of the Crediting Rate.

   Under a HYBRID WRAPPER AGREEMENT, the obligation of the Wrapper Provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the Covered Assets, after which time payment covering the difference between market value and Book Value will occur.

   A FIXED-MATURITY WRAPPER AGREEMENT terminates at a specified date, at which time settlement of any difference between Book Value and market value of the Covered Assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the Covered Assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the Covered Assets to the remaining life of the Wrapper Agreement.

   An EVERGREEN WRAPPER AGREEMENT has no fixed maturity date on which payment must be made, and the rate of return on the Covered Assets accordingly tends to vary. Unlike the rate of return under a fixed-maturity Wrapper Agreement, the rate of return on assets covered by an evergreen Wrapper Agreement tends to more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the Covered Assets.


   Wrapper  Providers  are  banks,   insurance  companies  and  other  financial
institutions. The number of Wrapper Providers has been increasing in recent years. As of December 2000, there were approximately 15 Wrapper Providers rated in one of the top two long-term rating categories by Moody's, S&P or another NRSRO. The cost of Wrapper Agreements is typically 0.10% to 0.25% per dollar of Covered Assets per annum.


   In the event of the default of a Wrapper Provider, the Portfolio could potentially lose the Book Value protections provided by the Wrapper Agreements with that Wrapper Provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the Covered Assets thereunder is greater than their Book Value at the time of the default, because the Wrapper Provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another Wrapper Provider to provide Book Value protections with respect to those Covered Assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those Covered Assets is less than their Book Value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting Wrapper
Provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of seeking to maintain a stable value per Share.

   With respect to payments made under the Wrapper Agreements between the Portfolio and the Wrapper Provider, some Wrapper Agreements provide that payments may be due upon disposition of the Covered Assets, while others provide for payment only upon the total liquidation of the Covered Assets or upon termination of the Wrapper Agreement. In none of these cases, however, would the terms of the Wrapper Agreements specify which Portfolio Securities are to be disposed of or liquidated. Moreover, because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation. Under the terms of most Wrapper Agreements, the Wrapper Provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the Wrapper Provider termination fees equal in amount to the premiums that would have been due had the Wrapper Agreement continued through the predetermined period. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees. In the event of termination of a Wrapper Agreement or conversion of an evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the duration of some portion of the Fund's portfolio securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio and the Fund.

   RISKS OF WRAPPER AGREEMENTS. Each Wrapper Agreement obligates the Wrapper Provider to maintain the "Book Value" of a portion of the Portfolio's assets ("Covered Assets") up to a specified maximum dollar amount, upon the occurrence of certain specified events. The Book Value of the Covered Assets is their purchase price (i) plus interest on the Covered Assets at a rate specified in the Wrapper Agreement ("Crediting Rate"), and (ii) less an adjustment to reflect any defaulted securities. The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. In the case of Wrapper Agreements purchased by the Portfolio, the Crediting Rate is the actual interest earned on the Covered Assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrapper Provider based on fluctuations in the market value of the Covered Assets. As a result, while the Crediting Rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the Covered Assets. The Crediting Rate may also be impacted by defaulted securities and by increases and decreases of the amount of Covered Assets as a result of contributions and withdrawals tied to the sale and redemption of Shares.
Furthermore, the premiums due Wrapper Providers in connection with the Portfolio's investments in Wrapper Agreements are offset against interest earned and thus reduce the Crediting Rate. These premiums are generally paid quarterly. In no event will the Crediting Rate fall below zero percent under the Wrapper Agreements entered into by the Portfolio.

   Under the terms of a typical Wrapper Agreement, if the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value at the time the Covered Assets are liquidated in order to provide proceeds for withdrawals of Portfolio interests resulting from redemptions of Shares by Plan participants, the Wrapper Provider becomes obligated to pay to the Portfolio the difference. Conversely, the Portfolio becomes obligated to make a payment to the Wrapper Provider if it is necessary for the Portfolio to liquidate Covered Assets at a price above their Book Value in order to make withdrawal payments. (Withdrawals generally will arise when the Fund must pay shareholders who redeem their Shares.) Because it is anticipated that each Wrapper Agreement will cover all Covered Assets up to a specified dollar amount, if more than one Wrapper Provider becomes obligated to pay to the Portfolio the difference between Book Value and market value (plus accrued interest on the underlying securities), each Wrapper Provider will be obligated to pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Thus, the Portfolio will not have the option of choosing which Wrapper Agreement to draw upon in any such payment situation.

   The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the Wrapper Provider. In some cases, payments may be due upon disposition of the Covered Assets; other Wrapper Agreements provide for settlement only upon termination of the Wrapper Agreement or total liquidation of the Covered Assets.

   The Fund expects that the use of Wrapper Agreements by the Portfolio will under most circumstances permit the Fund to maintain a constant NAV per Share and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the Covered Assets held by the Portfolio less the expenses of the Fund and the Portfolio. However, there can be no guarantee that the Fund will maintain a constant NAV per Share or that any Fund shareholder or Plan participant will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the Shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost, in Bankers Trust's sole discretion, render their purchase inadvisable.

   If, in the event of a default of a Wrapper Provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming Shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below Book Value. The combination of the default of a Wrapper Provider and an inability to obtain a replacement agreement could render the Portfolio and the Fund unable to achieve their investment objective of maintaining a stable NAV per Share. If the Board of Trustees of the Portfolio Trust (the "Portfolio Trust Board") determines that a Wrapper Provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

   Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments ("Liquidity Reserve"). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the Liquidity Reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the Liquidity Reserve. The obligation to maintain a Liquidity Reserve may result in a lower return for the Portfolio and the Fund than if these funds were invested in longer-term Fixed Income Securities. The Liquidity Reserve required by all Wrapper Agreements is not expected to exceed 20% of the Portfolio's total assets.

   Wrapper Agreements also require that the Covered Assets have a specified duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's (and the Fund's) investment objective and policies as described in this Prospectus. Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities. For a description of Wrapper Provider ratings, see the Appendix.

   ILLIQUID SECURITIES. Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

   In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Rule 144A Securities are securities that are not registered for sale under the federal securities laws but can be resold to institutions pursuant to Rule 144A under the Securities Act of 1933. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

   The Securities and Exchange Commission (the "SEC") has adopted Rule 144A under the 1933 Act, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this rule and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

   The Adviser will monitor the liquidity of Rule 144A securities held by the Portfolio under the supervision of the Portfolio Trust Board. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

   Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Portfolio Trust Board, Bankers Trust determines the liquidity of restricted securities; and through reports from Bankers Trust, the Portfolio Trust Board monitors trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

   WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and no interest accrues to the Portfolio until settlement takes place. At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio will maintain with its custodian (Bankers Trust) a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation. It is the current policy of the Portfolio not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than the obligations created by when-issued commitments.

   U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Portfolio may invest that are not backed by the full faith and credit of the United States include obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credit of the issuing agency. Securities that are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association (the "GNMA"), the Farmers Home Administration and the Export-Import Bank.

   LOWER-RATED DEBT SECURITIES ("JUNK BONDS"). The Portfolio may invest in debt securities rated in the fifth and sixth long-term rating categories by S&P, Moody's and Duff & Phelps Credit Rating Company, or comparably rated by another NRSRO, or if not rated by a NRSRO, of comparable quality as determined by Bankers Trust in its sole discretion. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

   The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the availability of outside pricing services to value lower-rated debt securities and the Portfolio's ability to dispose of these securities.

   Since the risk of default is higher for lower-rated debt securities, Bankers Trust's research and credit analysis are an especially important part of managing securities of this type held by the Portfolio. In considering investments for the Portfolio, Bankers Trust will attempt to identify those issuers of high yielding debt securities whose financial conditions are adequate to meet future obligations, have improved or are expected to improve in the future. Bankers Trust's analysis focuses on relative values based on such factors as interest on dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

   The Portfolio may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of the Portfolio.

   HEDGING STRATEGIES. The Portfolio may use certain strategies designed to adjust the overall risk of its investment portfolio. These "hedging" strategies involve derivative contracts, including U.S. Treasury and Eurodollar futures contracts and exchange-traded put and call options on such futures contracts. New financial products and risk management techniques continue to be developed and may be used if consistent with the Portfolio's investment objective and policies. Among other purposes, these hedging strategies may be used to effectively maintain a desired portfolio duration or to protect against market risk should the Portfolio change its investments among different types of Fixed Income Securities. In this respect, these hedging strategies are designed for different purposes than the investments in Wrapper Agreements.

   The Portfolio might not use any hedging strategies, and there can be no assurance that any strategy used will succeed. If the Adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a hedging strategy, the Portfolio may have lower net income and a net loss on the investment. Each of these strategies involves certain risks, which include:

o the fact that the skills needed to use hedging instruments are different from those needed to select securities for the Portfolio;

o the possibility of imperfect correlation, or even no correlation, between the price movements of hedging instruments and price movements of the securities or currencies being hedged;

o possible constraints placed on the Portfolio's ability to purchase or sell portfolio investments at advantageous times due to the need for the Portfolio to maintain "cover" or to segregate securities; and

o the possibility that the Portfolio will be unable to close out or liquidate its hedged position.

   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- GENERAL. The successful use of these instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on its ability to forecast interest rate movements correctly. If interest rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options thereon or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options thereon and movements in the price of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

   FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities or contracts based on financial indices, including any index of U.S. government securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges that have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA modified pass-through mortgage-backed securities and three-month U.S. Treasury bills. The Portfolio may also enter into futures contracts that are based on bonds issued by entities other than the U.S. government.

   At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment. Daily thereafter, the futures contract is valued and "variation margin" may be required (that is, the Portfolio may have to provide or may receive cash that reflects any decline or increase in the contract's value).

   At the time of delivery of securities pursuant to a futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

   Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the termination date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.

   The purpose of the Portfolio's acquisition or sale of a futures contract is to attempt to protect the Portfolio from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase (which thus would cause the prices of debt securities to decline), the Portfolio might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Portfolio. If interest rates did increase, the value of the debt securities held by the Portfolio would decline, but the value of the futures contracts to the Portfolio would increase at approximately the same rate, thereby keeping the Portfolio's NAV from declining as much as it otherwise would have. The Portfolio could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Portfolio to maintain a defensive position without having to sell its portfolio securities.

   Similarly, when it is expected that interest rates may decline (thus increasing the value of debt securities), futures contracts for the acquisition of debt securities may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of the underlying debt securities, the Portfolio could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Portfolio could then buy debt securities on the cash market. To the extent the Portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Portfolio's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Portfolio with respect to such futures contracts.

   The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by Bankers Trust may still not result in a successful transaction.

   In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if its investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates that would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices that reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

   OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write (sell) options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

   The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the price specified in the option ("exercise price"), the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which will provide a partial hedge against any decline that may have occurred in its portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security that is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which will provide a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio may incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, such losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

   The purchase of a put option on a futures contract is similar in some respects to the purchase of put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates. The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

   The Portfolio Trust Board has adopted a restriction that the Portfolio will not enter into any futures contract or option on a futures contract if immediately thereafter the amount of margin deposits on all the futures contracts held by the Portfolio and premiums paid on outstanding options on its futures contracts (other than those entered into for BONA FIDE hedging purposes) would exceed 5% of the market value of the Portfolio's total assets.

   OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options on its portfolio securities ("covered options") to a limited extent in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options it writes. A call option written by a Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is maintained by the Portfolio in cash, U.S. government securities and other high quality liquid securities in a segregated account with its custodian.

   When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the exercise price by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the net premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

   When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

   The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase the option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio may enter into a "closing sale transaction," which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

   When the Portfolio writes an option, an amount equal to the net premium received is included in the liability section of its Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices. If an option expires or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the net premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

   The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

   The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

   The Portfolio has adopted certain non-fundamental policies concerning option transactions that are discussed below.

   The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded if the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that will not be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

   The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary U.S. government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. Bankers Trust will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio Board.

   GLOBAL ASSET ALLOCATION STRATEGY ("GAA STRATEGY"). In connection with the GAA Strategy and in addition to the securities described above, the Portfolio may invest in indexed securities, futures contracts on securities indices, securities representing securities of foreign issuers (e.g. ADRs, GDRs and EDRs), options on stocks, options on futures contracts, foreign currency exchange transactions and options on foreign currencies. These are discussed below, to the extent not already described above.

   INDEXED SECURITIES. The indexed securities in which the Portfolio may invest include debt securities whose value at maturity is determined by reference to the relative prices of various currencies or to the price of a stock index. The value of such securities depends on the price of foreign currencies, securities indices or other financial values or statistics. These securities may be positively or negatively indexed; that is, their value may increase or decrease if the underlying instrument appreciates.

   FUTURES CONTRACTS ON SECURITIES INDICES. Futures contracts on securities indices provide for the making and acceptance of a cash settlement based upon changes in the value of an index of securities, and will be entered into by the Portfolio to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio, or as an efficient means of managing allocations between asset classes. A futures contract may also be entered into to close out or offset an existing futures position. The risks attendant to futures contracts on securities indices are similar to those of futures contracts, discussed above.

   SECURITIES REPRESENTING SECURITIES OF FOREIGN ISSUERS. The Portfolio's investments in the securities of foreign issuers may be made directly or in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent, and while designed for use as alternatives to the purchase of the underlying securities in their national markets and currencies, are subject to the same risks as the foreign securities to which they relate.

   FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract obligates the Portfolio to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

   The Portfolio may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long term investment decisions, the Portfolio will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Portfolio's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

   OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Portfolio may use options on currency to cross hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Portfolio may purchase call options on currency when the Adviser anticipates that the currency will appreciate in value.

   There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Portfolio pays brokerage commissions or spreads in connection with its options transactions.

   As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve liquidity and credit risks which may not be present in the case of exchange traded currency options. The Portfolio's ability to terminate over-the-counter ("OTC") options will be more limited than with exchange traded options. It is also possible that broker dealers participating in OTC options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Portfolio will treat purchased OTC options and assets used to cover written OTC options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

   REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller on a specific date and at a higher price reflecting a market rate of interest unrelated to the coupon rate or maturity of the underlying security. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

   REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the Fund's yield or in the market value of its interest in the Portfolio. In a dollar roll, the Portfolio sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. Reverse repurchase agreements and dollar rolls are forms of borrowing and will be counted towards the Portfolio's borrowing restrictions. Wrapper Agreements would cover the cash proceeds of such transactions but not the portfolio instruments transferred to another party until possession of such instruments is returned to the Portfolio.

   BORROWING. The Portfolio will not borrow money (including through reverse repurchase agreements or dollar roll transactions) for any purpose in excess of 5% of its total assets, except that it may borrow for temporary or emergency purposes up to 1/3 of its total assets. Under the 1940 Act, the Portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidation of the Portfolio's holdings may be disadvantageous from an investment standpoint.

   Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the Portfolio's securities and the Fund's NAV per Share, and money borrowed by the Portfolio will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may exceed the income received from the securities purchased with the borrowed funds. It is not the intention of Bankers Trust to use leverage as a normal practice in the investment of the Portfolio's assets.

   There can be no assurance that the use of these portfolio strategies will be successful.

   ASSET COVERAGE. To assure that the Portfolio's use of futures contracts and related options, as well as when-issued and delayed-delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating or earmarking liquid securities with the Portfolio's custodian (Bankers Trust) in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts. The Portfolio will also cover its use of Wrapper Agreements to the extent required to avoid the creation of a "senior security" (as defined in the 1940 Act) in connection with its use of such agreements.

RATING SERVICES -- The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

INVESTMENT RESTRICTIONS -- The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. The phrase "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Fund is requested to vote on a fundamental policy of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Fund's votes at the Portfolio meeting. The Fund's votes representing Fund shareholders not voting will be voted by the Directors of Security Income Fund in the same proportion as the Fund shareholders who do, in fact, vote.

   None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its Assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

   FUNDAMENTAL RESTRICTIONS. As a matter of fundamental policy, the Portfolio may not:

1. Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

2. Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

3. Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

4. Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

5. Concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

6. Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

7. Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

8. Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer.

   NON-FUNDAMENTAL RESTRICTIONS. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed without shareholder approval):

(i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

(ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

(iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

(iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Board to be liquid).

   An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

   The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS -- The Adviser is responsible for decisions to buy and sell securities, futures contracts and options thereon for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures contracts and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including, to the extent and in the manner permitted by applicable law, the Adviser or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made that will include an underwriting fee paid to the underwriter.

   The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.


   For the period December 23, 1998 through September 30, 1999, the Portfolio paid brokerage commissions in the amount of $180 and for the period October 1, 1999 through September 30, 2000, the Portfolio paid brokerage commissions in the amount of $________.


   The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes (a) advice as to (i) the value of securities, (ii) the advisability of investing in, purchasing or selling securities, and (iii) the availability of securities or purchasers or sellers of securities and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Higher commissions may be paid to firms that provide research services to the extent permitted by law. The Adviser may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

   Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Portfolio Trust Board may determine, the Adviser may consider sales of shares of the Fund and of other investment company clients of the Adviser as a factor in the selection of broker-dealers to execute portfolio transactions. The Adviser will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

   Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

   Although certain research, market or statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the Portfolio's management that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

   In certain instances there may be securities that are suitable for the Portfolio, as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated between (among) clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

PERFORMANCE INFORMATION

STANDARD PERFORMANCE INFORMATION -- From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

   YIELD. Yield refers to the income generated by an investment over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond mutual funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.

   Per SEC regulations, the yield of the Fund (the "SEC yield") shall be calculated on any determination date as follows:

                       2[((a - b)(c * d) + 1)^6 - 1] where

a = current income measured over a 30-day period.

b = Expenses accrued during the same 30-day period.

c = Average daily number of shares outstanding during the same 30-day period.

d = Maximum offering price per share on the last day of the period.


   The SEC yield for the Fund for the 30 days ended September 30, 2000 was as follows: Class A - ______, Class B - ______, Class C - ______.


   The "annual effective yield" of the fund is intended to represent one day's investment income expressed as an annualized yield and compounded annually. It shall be expressed as a percentage and calculated on each business day as follows based on the dividend declared for the previous day.

                 [(1 + previous day's dividend factor)^365 - 1]
                 ----------------------------------------------
                                 NAV per share

   Example: If on March 1, the Fund's dividend factor is 0.00174163 and the Fund's NAV per share is $10, then the Fund's annual effective yield for March 2 equals 6.56%.


   The annual  effective yield of the Fund on September 30, 2000 was as follows:
Class A - ______, Class B - ______, Class C - ______.


   The annual effective yield of the Portfolio is used in determining when the interest rate trigger is active.

   Performance information or advertisements may include comparisons of the Fund's investment results to various unmanaged indices or results of other mutual funds or investment or savings vehicles. From time to time, the Fund's ranking may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, Inc. and Morningstar, Inc.

   Unlike some bank deposits or other investments that pay a fixed yield for a stated period of time, the total return of the Shares will vary depending upon interest rates, the current market value of the securities held by the Portfolio and the Wrapper Agreements and changes in the expenses of the Shares and the Portfolio. In addition, during certain periods for which total return may be provided, the Fund's administrator, Security Management Company, LLC may have voluntarily agreed to waive portions of its fees, or to reimburse certain operating expenses of the Fund , on a month-to-month basis. Bankers Trust may have agreed to do the same thing with respect to the Portfolio. Such waivers will have the effect of increasing the Fund's net income (and therefore its yield and total return) during the period such waivers are in effect.

   TOTAL RETURN. Total return is the change in value of an investment in the shares over a given period, assuming reinvestment of any dividends and capital gain distributions. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.


   The Fund's average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures that represent aggregate performance over a period or year-by-year performance. The Fund's average annual total return for the period ended September 30, 2000, including deduction of the applicable sales charge, was as follows:

               --------------------------------------------
                                           SINCE INCEPTION
                               1 YEAR       (MAY 3, 1999)
               --------------------------------------------
                Class A
                Class B
                Class C
               --------------------------------------------


   PERFORMANCE RESULTS. Any performance information provided for the Fund should not be considered as representative of its performance in the future, because the NAV and public offering price of Shares will vary based not only on the type, quality and maturities of the securities held by the Portfolio but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. Total return reflects the performance of both principal and income.

   Unless noted otherwise, the Fund's total return and average annual total return will reflect deduction of the maximum initial sales load in the case of Class A shares or the applicable deferred sales charge in the case of Class B and Class C shares. From time to time the Fund may include performance information in advertisements and sales literature without deduction of the sales charge, which, if deducted, would reduce the performance data quoted.

   COMPARISON OF FUND PERFORMANCE -- Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

   In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: ASIAN WALL STREET JOURNAL, BARRON'S, BUSINESS WEEK,
CHANGING  TIMES,  THE KIPLINGER  MAGAZINE,  CONSUMER  DIGEST,  FINANCIAL  TIMES,
FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MORNINGSTAR INC., NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, U.S. NEWS AND WORLD REPORT, VALUELINE, WALL STREET JOURNAL, WEISENBERGER INVESTMENT COMPANIES SERVICES, WORKING WOMEN and WORTH.

   ECONOMIC AND MARKET INFORMATION -- Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.

VALUATION OF ASSETS; REDEMPTIONS IN KIND

Debt securities  (other than short-term debt obligations  maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities will normally be valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost.

   Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Portfolio's Trust Board.

   The NAV per Share is calculated once on each Valuation Day as of the Valuation Time, which is currently 3:00 p.m., Central time, or if the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's assets (I.E., the value of its investment in the Portfolio and other assets, if any), less all liabilities, by the total number of its Shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Portfolio Trust Board believes accurately reflects fair value.

   Pursuant to procedures adopted by the Portfolio Trust Board, the Wrapper Value generally will be equal to the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Portfolio in the amount of the difference, I.E., a negative value, reflecting the potential liability of the Portfolio to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Portfolio in the amount of the difference, I.E., a positive value, reflecting the potential liability of the Wrapper Provider to the Portfolio. In performing its fair value determination, the Portfolio Trust Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Portfolio Trust Board determine that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Portfolio might be unable to maintain NAV stability.

   The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (formerly Accounting Series Release No. 113) ("FRR 1"), which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1, such factors would include consideration of the--

   type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

   The Adviser will value securities purchased by the Portfolio that are restricted as to resale or for which current market quotations are not readily available, including Wrapper Agreements, based upon all relevant factors as outlined in FRR 1.

   The Fund and the Portfolio each reserves the right, if conditions exist that make cash payments undesirable, or for other reasons, to honor any request for redemption or withdrawal, respectively, by making payment wholly or partly in Portfolio Securities, as the same may be chosen by the Adviser in its sole discretion (a "redemption in kind"). Such securities shall not include Wrapper Agreements, and shall be valued as they are for purposes of computing the Fund's or the Portfolio's NAV, as the case may be. If payment is made to a Fund shareholder in securities, the shareholder may incur transaction expenses in converting those securities into cash.

   The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind to a shareholder thereof, and therefore Fund shareholders that receive redemptions in kind will receive
Portfolio Securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised Security Income Fund that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

   Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each business day the Portfolio determines its NAV. At the close of business on each such day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the NAV of the Portfolio by the percentage effective for that day that represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals that are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to a fraction (a) the numerator of which is the value of the investor's investment in the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on that day, and (b) the denominator of which is the aggregate NAV of the Portfolio as of the close of business on that day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors therein. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

   The Fund and the Portfolio each reserves the right to redeem all of its shares, if their respective Boards vote to liquidate the Fund and/or Portfolio as applicable.

OVERVIEW OF TSA ACCOUNTS -- In general, Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code") permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase shares of a mutual fund through a custodial account, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Shares of the Fund may be purchased in connection with a TSA custodial account. TSA Accounts may provide significant tax savings to individuals, but are governed by a complex set of tax rules under the Code and the regulations promulgated by the Department of the Treasury thereunder.

   If you already have a Security Funds TSA custodial account, you may be able to invest in the Fund. If you do not presently have a Security Funds TSA custodial account and you meet the requirements of the applicable tax rules, you may be able to create a Security Funds TSA custodial account (or a TSA custodial account from another provider that makes shares of the Fund available to its customers) and invest in shares of the Fund through that TSA. Class A shares may not be available to TSA custodial accounts opened on or after June 5, 2000. The minimum initial or subsequent investment in a Security Funds TSA custodial account is $50. An annual administration fee of $25 is required for each Security Funds TSA custodial account with a balance less than $25,000 and a $5 withdrawal fee will be charged when any Security Funds TSA custodial account is closed.

   You may request loans from your Security Funds TSA custodial account, subject to limitations on the number and amount of loans. An administration fee of $125 will be charged at the time of application for a loan and a $50 loan maintenance fee will be deducted each year from the account balance. Loan repayments will be treated as purchases for the purpose of determining any applicable deferred sales charge. See "How to Purchase Shares," page 27, for a discussion of the application of deferred sales charges to Class B and Class C shares. Loans may not be available from certain accounts, including those opened prior to June 5, 2000. Please contact Security Management Company, LLC concerning loan availability.

   TSA OWNERS AND OTHER PROSPECTIVE INVESTORS SHOULD CONSULT WITH THEIR PROFESSIONAL TAX AND FINANCIAL ADVISERS BEFORE ESTABLISHING A TSA OR OTHERWISE INVESTING IN SHARES.

OVERVIEW OF THE TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS

In general, an IRA is a trust or custodial account established in the United States for the exclusive benefit of an individual or his or her beneficiaries.(Keogh plans are established by self-employed persons, including partnerships, and also cover eligible non-owner employees.) Most IRAs are designed principally as retirement savings vehicles. Education IRAs are designed to provide a tax-favored means of saving for a child's educational expenses. IRAs may provide significant tax savings to individuals, but are governed by a complex set of tax rules set out under the Internal Revenue Code of 1986, as amended (the "Code"),and the regulations promulgated by the Department of the Treasury thereunder. If you already have an IRA, your IRA may be able to invest in the Fund. If you do not presently have an IRA and you meet the requirements of the applicable tax rules, you may be able to create an IRA and invest in Shares of the Fund through that IRA. Included below is a general discussion of some IRA features. However, IRA Owners and other prospective investors should consult with their professional tax and financial advisers before establishing an IRA or investing in Shares.

TYPES OF INDIVIDUAL RETIREMENT ACCOUNTS--

   TRADITIONAL IRAS. If you are under age 70 1/2, and you (or if you file a joint return, your spouse) have taxable compensation, you may set up a Traditional IRA and make annual IRA contributions of up to $2,000, or 100% of your taxable compensation, whichever is less. Taxable income includes wages, salaries, and other amounts reported in box 1 of Form W-2, as well as earnings from self-employment. If you file a joint return and your taxable compensation is less than that of your spouse, you may make annual contributions to a Traditional IRA equal to the lesser of $2,000, or the sum of (i) your taxable compensation and (ii) the taxable compensation of your spouse, reduced by the amount of his or her IRA deduction for the year. Amounts contributed to a Traditional IRA generally are deductible for federal income tax purposes. However, if you were covered by an employer retirement plan, the amount of your contribution to a Traditional IRA that you may deduct will be reduced or eliminated if your modified adjusted gross income exceeds certain amounts (currently $50,000 for a married couple filing a joint return and $30,000 for a single taxpayer). If your spouse is covered by an employer retirement plan but you are not, you may be able to deduct your contributions to a Traditional IRA; however, the deduction will be reduced or eliminated if your adjusted gross income on a joint return exceeds $150,000. Even if your ability to deduct contributions to a Traditional IRA is limited, you may still make contributions up to the limits described above. In general, you may also make a contribution to a Traditional IRA by "rolling over" all or a portion of a distribution you receive from a qualified retirement plan (such as a pension or profit-sharing plan or a 401(k) plan) or another Traditional IRA. Amounts distributed from a Traditional IRA and eligible rollover distributions from qualified retirement plans will not be includible in income if they are contributed to a Traditional IRA in a rollover transaction which meets certain conditions; however, a federal withholding tax may be imposed on such distributions. Consult your professional tax adviser for complete details on Traditional IRAs.


   ROTH IRAS. Regardless of your age, you may be able to establish a Roth IRA. Contributions to Roth IRAs are not deductible for federal income tax purposes. However, if all of the applicable requirements are met, earnings in the account accumulate tax free, and all withdrawals are also tax free. Generally, you may contribute up to $2,000 annually to a Roth IRA; however, your ability to contribute to a Roth IRA will be reduced or eliminated if your adjusted gross income exceeds certain amounts (currently $150,000 for a married couple filing a joint return and $95,000 for a single taxpayer). In addition, if you make contributions to both a Traditional IRA and a Roth IRA, your contribution limit for the Roth IRA will be reduced by the amount of the contribution you make to the Traditional IRA. If certain requirements are met, and (i) your modified adjusted gross income is not more than $100,00, and (ii) you are not married and filing a separate tax return, you can roll over amounts from a Traditional IRA to a Roth IRA. The amount rolled over generally will be included in your taxable income; however, if you roll over from a Traditional IRA to a Roth IRA before 2000, you may elect to have the taxable amount included in your income ratably over a four-year period. You may also roll over amounts from one Roth IRA to another Roth IRA. Consult your professional tax adviser for complete details on Roth IRAs. SEP-IRAs are IRAs that are created in connection with a simplified employee pension ("SEP") established and maintained by a self-employed individual, a partnership or a corporation. SEP-IRAs must be created for each qualifying employee of the employer that establishes a SEP. In general, a qualifying employee is an employee who has: (i) reached the age of 21; and (ii) worked for the employer at least three out of the past five years. Each SEP-IRA is owned by the employee for whom it is created; assets of a SEP are not pooled together. SEPs must provide for discretionary employer contributions. In other words, employers are not required to make contributions to SEP-IRAs each year, but if they do make contributions for any year, the contributions must be based on a specific allocation formula set forth in the SEP, and must not discriminate in favor of highly compensated employees. Contributions to SEP-IRAs generally are deductible by the employer, subject to certain limitations. Contributions to SEP-IRAs of self-employed individuals are subject to certain additional limitations. SEP-IRAs generally are subject to the same distribution and rollover rules that apply to Traditional IRAs.


   SIMPLE IRAS. In general, a SIMPLE plan may be established by any employer, including a sole proprietorship, partnership or corporation, with 100 or fewer employees, and must be the only retirement plan maintained by the employer. Under a SIMPLE plan using SIMPLE IRAs, a SIMPLE IRA is created for each eligible employee which, in general, includes all employees who received at least $5,000 in compensation during any two years preceding the year for which eligibility is being determined (i.e., the current year) and is reasonably expected to earn at least $5,000 during the current year. As with SEP-IRAs, SIMPLE IRAs are individual accounts owned by each eligible employee. Under a SIMPLE IRA plan, eligible employees can elect to contribute a portion of their salary to their SIMPLE IRA. (These contributions are referred to as "elective deferrals.") Elective deferrals are based on a stated percentage of the employee's compensation, and are limited to $6,000 per year (indexed for inflation). Elective deferrals are included in employees' gross income only for Social Security and Medicare tax purposes (i.e., they are not included in wages for federal income tax purposes).In addition to elective deferrals by employees, under a SIMPLE IRA plan, employers must make either: (i) matching contributions equal to each employee' selective deferral, up to a maximum of 3% of the employee's compensation, or (ii) nonelective contributions of 2% of compensation for each eligible employee(subject to certain limits). Employer contributions to SIMPLE IRAs are excluded from employees' gross income and are deductible by the employer. SIMPLE IRAs generally are subject to the same distribution and rollover rules that apply to Traditional IRAs. However, a rollover from a SIMPLE IRA to a Traditional IRA can be made tax free only after the employee has participated in the SIMPLE IRA plan for at least two years.

   KEOGH PLANS. Keogh plans are qualified retirement plans established by sole proprietors or partnerships. As with other qualified retirement plans, in general, contributions to Keogh plans are deductible, and neither such contributions nor the investment earnings thereon are subject to tax until they are distributed by the plan. A number of different types of plans may qualify as Keogh plans. In certain circumstances, Keogh plans may provide greater tax advantages than other types of retirement plans. However, Keogh plans must satisfy a number of complex rules, including minimum participation requirements, under which certain employees must be covered by the plan, and in some cases, minimum funding requirements. Professional assistance generally is required to establish and maintain a Keogh plan.

   EDUCATION IRAS. An education IRA is a trust or custodial account created for the purpose of paying the qualified higher education expenses of a designated beneficiary, i.e., a child under the age of 18 at the time of the contributions. In general, qualified higher education expenses include expenses for tuition, fees, books, supplies and equipment required for the designated beneficiary of the Education IRA to attend an eligible educational institution, which includes essentially all accredited post-secondary educational institutions. Any individual may make contributions to an education IRA so long as his or her modified adjusted gross income is less than $110,000 ($160,000 for married taxpayers filing jointly).The maximum total contributions that may be made to education IRAs for each child is $500 per year. Generally, amounts may be rolled over from an Education IRA to another education IRA established for the same beneficiary or for certain members of the beneficiary's family. Beneficiaries may make tax free withdrawals from education IRAs to pay qualified higher education expenses. Other withdrawals generally will be subject to tax. Consult your professional tax adviser for complete details on Education IRAs.

OWNERSHIP OF SHARES THROUGH PLANS

Fund Shares owned by Plan Participants through Plans are held either directly by the respective Plan, or beneficially through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"), which will in turn offer the Fund as an investment option to their participants. Investments in the Fund may by themselves represent an investment option for a Plan or may be combined with other investments as part of a pooled investment option for the Plan. In the latter case, the Fund may require Plans to provide information regarding the withdrawal order and other characteristics of any pooled investment option in which the Shares are included prior to a Plan's initial investment in the Fund. Thereafter, the Fund will require the Plan to provide information regarding any changes to the withdrawal order and other characteristics of the pooled investment option before such changes are implemented. The Fund in its sole discretion may decline to sell Shares to Plans if the governing withdrawal order or other characteristics of any pooled investment option in which the Shares are included is determined at any time to be disadvantageous to the Fund. Plan
Participants should contact their Plan administrator or the organization that provides recordkeeping services if they have questions concerning their account. Plan administrators and fiduciaries should call 1-800-888-2461 for information regarding a Plan's account with the Fund.

QUALIFIED REDEMPTIONS


At any time, a redemption of Fund Shares can be effected without assessment of the Redemption Fee as described in the Prospectus, if such redemption is a "Qualified Plan Redemption," a "Qualified TSA Redemption" or a "Qualified IRA Redemption." "Qualified Plan Redemptions" are redemptions resulting from a Plan Participant's death, disability, retirement or termination of employment or to make loans to, or "in service" withdrawals by, a Plan Participant. A "Qualified TSA Redemption" is:

o a redemption made by an owner of a TSA account to effect a distribution from his or her account that is not subject to the 10% penalty tax imposed by section 72(t), other than a rollover from a TSA account to an IRA or other TSA account and, direct trustee-to-trustee transfers, unless the owner continues the investment of the transferred amount in the Fund;

o a transfer to another investment option that is not a competing fund* in your TSA account if:

  - your TSA account does not allow transfers to competing funds or

  - your TSA account requires transfers between the Fund and a non-competing fund to remain in the non-competing fund for a period of at least three months before being transferred to a competing fund.

*Competing funds are any fixed income investment options with a targeted average duration of three years or less, or any investment option that seeks to maintain a stable value per unit or share, including money market funds.

   In general, section 72(t) of the Code imposes a 10% penalty tax on any distribution received by a taxpayer who owns a TSA account prior to the date on which the taxpayer reaches age 59 1/2, unless the distribution meets the requirements of a specific exception to the penalty tax. In general, rollovers from a TSA account to an IRA, from one TSA account to another and direct trustee-to-trustee transfers from one TSA account to another TSA account are not subject to tax. TSA account owners requesting a redemption of Fund Shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to a penalty tax and, if not, to identify the specific exception upon which the owner intends to rely. The information provided by the owner will be reflected on the Form 1099-R issued to the owner and filed with the Internal Revenue Service in connection with the redemption as well as forming the basis for redemption as a Qualified TSA Redemption. The Fund may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. TSA ACCOUNT OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION. TSA Account owners may be required to provide evidence that a requested transfer of funds within his or her custodial account is not a transfer to a competing fund.


   Some of the exceptions to the 10% penalty taxes are described below. This description is intended to provide only a brief summary of the principal exceptions to the additional tax imposed on early withdrawals under the current provisions of the Code, which may change from time to time. The Fund intends to conform the definition of Qualified TSA Redemptions to changes in applicable tax laws; however, the Fund reserves the right to continue to define Qualified TSA Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

   In general, the early withdrawal penalty tax imposed by the Code will not apply to the following types of distributions from a TSA account:

1. Distributions made on or after the date on which the TSA account owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the TSA account owner) on or after the death of the TSA account owner;

3. Distributions attributable to the TSA account owner being disabled;

4. Distributions made to the TSA account owner after separation from service after age 55;

5. Distributions to an alternate payee (e.g. a former spouse) pursuant to a qualified domestic relations order;

6. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the TSA account owner, or the joint lives (or life expectancies) of the TSA account owner and his or her designated beneficiary, after the TSA account owner separates from service;

7. Distributions made to a TSA account owner for medical care, but not in excess of the amount allowable as a medical expense deduction by the TSA account owner on his or her tax return for the year;

8. Distributions timely made to correct an excess contribution; and

9. Distributions timely made to reduce an excess elective deferral.

   A "Qualified IRA Redemption" is a redemption made by an IRA Owner to effect a distribution from his or her IRA account that is not subject to the 10% penalty tax imposed by section 72(t) or 530(d), as applicable, other than IRA rollovers, direct trustee-to-trustee transfers and conversions of Traditional IRAs to Roth IRAs, unless the IRA Owner continues the investment of the transferred amount in the Fund. In general, section 72(t) of the Code imposes a 10% penalty tax on any distribution received by a taxpayer from a Traditional IRA, SEP-IRA or SIMPLE IRA prior to the date on which the taxpayer reaches age 59 1/2, unless the distribution meets the requirements of a specific exception to the penalty tax. Similar penalties apply to early withdrawals from Roth IRAs and Keogh Plans.
Section 530(d) as currently written, imposes a separate 10% penalty tax on distributions from an education IRA not used to pay qualified higher education expenses. In general, rollovers from one IRA to another and direct trustee-to-trustee transfers from an IRA to another IRA (or in some cases to other types of qualified plans) are not subject to tax. In addition, conversions of Traditional IRAs to Roth IRAs are subject to income tax but are not subject to the early withdrawal penalty tax. IRA Owners requesting a redemption of Fund Shares will be required to provide a written statement as to whether the proceeds of the redemption will be subject to a penalty tax and, if not, to identify the specific exception upon which the IRA Owner intends to rely. The information provided by the IRA Owner will be reflected on the Form 1099-R issued to the IRA Owner and filed with the Internal Revenue Service in connection with the redemption as well as forming the basis for redemption as a Qualified IRA Redemption. The Fund may require additional evidence, such as the opinion of a certified public accountant or tax attorney, that any particular redemption will not be subject to any penalty tax. IRA OWNERS SHOULD CONSULT THEIR TAX ADVISERS REGARDING THE TAX CONSEQUENCES OF ANY REDEMPTION.

   Some of the exceptions to the 10% penalty taxes are described below. This description is intended to provide only a brief summary of the principal exceptions to the additional tax imposed on early withdrawals under the current provisions of the Code, which may change from time to time. The Fund intends to conform the definition of Qualified IRA Redemptions to changes in applicable tax laws; however, the Fund reserves the right to continue to define Qualified IRA Redemptions by reference to Code provisions now in effect or otherwise to define such phrase independently of future Code provisions.

TRADITIONAL IRAS, SEP-IRAS AND SIMPLE IRAS -- In general, the 10% penalty tax imposed by section 72(t) of the Code will not apply to the following types of distributions from a Traditional IRA, SEP-IRA or SIMPLE IRA:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code;

4. Distributions made to the IRA Owner to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a deduction under section 213 of the Code;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount paid for medical insurance as described in section 213(d)(1)(D) of the Code for the IRA Owner, and his or her spouse and dependents;

6. Distributions to an IRA Owner to the extent such distributions do not exceed the qualified higher education expenses, as defined in section 72(t)(7), for the IRA Owner;

7. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under section 72(t)(8) of the Code; and

8. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

ROTH IRAS -- With respect to a Roth IRA, all "qualified distributions" are excluded from gross income and, therefore, from the 10% penalty tax imposed by section 72(t). In general, qualified distributions from a Roth IRA include:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code; and

4. Distributions to an IRA Owner that are used to acquire a first home, and that meet the definition of "qualified first-time homebuyer distributions" under section 72(t)(8) of the Code.

   However, a distribution will not be a qualified distribution, even if it otherwise meets the definition, if it is made within the 5-year period beginning with the first taxable year for which the IRA Owner made a contribution to the Roth IRA (or such person's spouse made a contribution to a Roth IRA established for the IRA Owner). Special rules apply with respect to certain types of rollovers.

   To the extent a distribution from a Roth IRA is not a qualified distribution, either because it does not meet the definition of a qualified distribution in the first instance, or because it is made within the five-year period described in section 408A(d)(2)(B), the portion of the distribution that represents earnings will be subject to tax in accordance with section 72 of the Code, including the 10% penalty tax imposed under section 72(t). The same exceptions to the penalty tax that apply to Traditional IRAs will apply to nonqualified distributions from Roth IRAs.

   In the event of a nonqualified distribution from a Roth IRA, only the earnings in the account are subject to tax; contributions may be recovered tax-free (since no deduction is permitted for such contributions). Section 408A(d) provides that distributions from Roth IRAs are considered to come first from contributions, to the extent that distributions do not exceed the total amount of contributions.

KEOGH PLANS -- In general, the 10% penalty tax imposed by section 72(t) of the Code will not apply to the following types of distributions from a Traditional
IRA:

1. Distributions made on or after the date on which the IRA Owner attains age 59 1/2;

2. Distributions made to a beneficiary (or to the estate of the IRA Owner) on or after the death of the IRA Owner;

3. Distributions attributable to the IRA Owner's being disabled within the meaning of section 72(m)(7) of the Code;

4. Distributions  made to the IRA Owner after  separation from service after age
   55;

5. Distributions to unemployed individuals to the extent such distributions do not exceed the amount of unreimbursed medical expenses allowed as a deduction under section 213 of the Code;

6. Distributions to an alternate payee (e.g., a former spouse) pursuant to a qualified domestic relations order; and

7. Distributions that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the IRA Owner, or the joint lives (or life expectancies) of the IRA Owner and his or her designated beneficiary.

EDUCATION IRAS -- Distributions from an education IRA are included in income unless the qualified higher education expenses of the designated beneficiary are equal to or greater than the amount of such distributions. In addition, certain special rules are provided that permit certain rollovers or changes in beneficiaries. Any distribution that is subject to tax under section 530 is also subject to the 10% penalty tax imposed by section 530(d)(4). Thus, in general, any distribution from an education IRA that exceeds the amount of qualified higher education expenses of the designated beneficiary will be subject to the 10% penalty tax.

HOW TO PURCHASE SHARES

Investors may purchase shares of the Fund through authorized dealers who are members of the National Association of Securities Dealers, Inc. In addition, banks and other financial institutions may make shares of the Fund available to their customers. (Banks and other financial institutions that make shares of the Fund available to their customers in Texas must be registered with that state as securities dealers.) The minimum initial investment is $100. The minimum subsequent investment is $100 unless made through an Accumulation Plan which allows for subsequent investments of $20. An application may be obtained from the Fund Administrator.

   As a convenience to investors and to save operating expenses, the Fund does not issue certificates for full shares except upon written request by the investor or his or her investment dealer. Certificates will be issued at no cost to the stockholder. No certificates will be issued for fractional shares and fractional shares may be withdrawn only by redemption for cash.

   Orders for the purchase of shares of the Fund will be confirmed at an offering price equal to the net asset value per share next determined after receipt of the order in proper form by Security Distributors, Inc. (the "Distributor") (generally as of the close of the Exchange on that day) plus the sales charge in the case of Class A shares. Orders received by dealers or other firms prior to the close of the Exchange and received by the Distributor prior to the close of its business day will be confirmed at the offering price effective as of the close of the Exchange on that day. Dealers and other financial services firms are obligated to transmit orders promptly.

   The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders.


ALTERNATIVE PURCHASE OPTIONS -- The Fund offers four classes of shares:


   CLASS A SHARES - FRONT-END LOAD OPTION. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed (except that shares sold in an amount of $1,000,000 or more without a front-end sales charge will be subject to a contingent deferred sales charge of 1% for one year). See Appendix B for a discussion of "Rights of Accumulation" and "Statement of Intention," which options may serve to reduce the front-end sales charge.

   CLASS B SHARES - BACK-END LOAD OPTION. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within five years of the date of purchase. Class B shares will automatically convert to Class A shares at the end of eight years after purchase.

   CLASS C SHARES - LEVEL LOAD OPTION. Class C shares are sold without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if they are redeemed within one year of the date of purchase.


   CLASS S SHARES - FLEXIBLE LOAD OPTION. Class S shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within seven years of the date of purchase. Class S shares do not convert to another class of shares after a specified number of years.

   The decision as to which class is more beneficial to an investor depends on the amount and intended length of the investment. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B, Class C or Class S shares, in which case 100% of the purchase price is invested immediately, depending on the amount of the purchase and the intended length of investment.


   Dealers or others may receive different levels of compensation depending on which class of shares they sell.

CLASS A SHARES -- Class A shares are offered at net asset value plus an initial sales charge as follows:

--------------------------------------------------------------------------------
                                                    SALES CHARGE
                                    --------------------------------------------
                                                     PERCENTAGE OF   PERCENTAGE
AMOUNT OF PURCHASE                  PERCENTAGE OF     NET AMOUNT     REALLOWABLE
AT OFFERING PRICE                   OFFERING PRICE     INVESTED      TO DEALERS
--------------------------------------------------------------------------------
Less than $100,000................      3.50%            3.63%          3.00%
$100,000 but less than $500,000...      2.50             2.56           2.00
$500,000 but less than $1,000,000.      1.50             1.52           1.00
$1,000,000 and over...............      None             None        (See below)
--------------------------------------------------------------------------------

   The Distributor will pay a commission to dealers on purchases of $1,000,000 or more as follows: .50% on sales up to $5,000,000, plus .25% on sales of $5,000,000 or more up to $10,000,000, and .10% on any amount of $10,000,000 or more.

CLASS A DISTRIBUTION PLAN -- As discussed in the prospectus, the Fund has a Distribution Plan for its Class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Fund to pay an annual fee to the Distributor of .25% of the average daily net asset value of the Class A shares of the Fund to finance various activities relating to the distribution of such shares of the Fund to investors. These expenses include, but are not limited to, the payment of compensation (including compensation to securities dealers and other financial institutions and organizations) to obtain various administrative services for the Fund. These services include, among other things, processing new shareholder account applications and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Fund. The Distributor is required to report in writing to the Board of Directors of Security Income Fund and the board will review at least quarterly the amounts and purpose of any payments made under the Plan. The Distributor is also required to furnish the board with such other information as may reasonably be requested in order to enable the board to make an informed determination of whether the Plan should be continued.

   The Plan became effective on February 10, 1999. The Plan will continue from year to year, provided that such continuance is approved at least annually by a vote of a majority of the Board of Directors of the Fund, including a majority of the independent directors cast in person at a meeting called for the purpose of voting on such continuance. The Plan can be terminated at any time on 60 days' written notice, without penalty, if a majority of the disinterested directors or the Class A shareholders vote to terminate the Plan. Any agreement relating to the implementation of the Plan terminates automatically if it is assigned. The Plan may not be amended to increase materially the amount of payments thereunder without approval of the Class A shareholders of the Fund.


   Because all amounts paid pursuant to the Distribution Plan are paid to the Distributor, the Fund Administrator and its officers, directors and employees, including Messrs. Cleland and Schmank (directors of the Fund), Messrs. Swank, Swickard, Bowser, Ms. Harwood and Ms. Lee (officers of the Fund), all may be deemed to have a direct or indirect financial interest in the operation of the Distribution Plan. None of the independent directors have a direct or indirect financial interest in the operation of the Distribution Plan.


   Benefits from the Distribution Plan may accrue to the Fund and its stockholders from the growth in assets due to sales of shares to the public pursuant to the Distribution Agreement with the Distributor. Increases in the net assets of the Fund from sales pursuant to its Distribution Plan and Agreement may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of such Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions.

CLASS B SHARES -- Class B shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within five years of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

   Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed, according to the following schedule:

                 ----------------------------------------------
                   YEAR SINCE PURCHASE    CONTINGENT DEFERRED
                    PAYMENT WAS MADE         SALES CHARGE
                 ----------------------------------------------
                          First                  5%
                         Second                  4%
                          Third                  3%
                         Fourth                  3%
                          Fifth                  2%
                   Sixth and Following           0%
                 ----------------------------------------------

   Class B shares (except shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares) will automatically convert, on the eighth anniversary of the date such shares were purchased, to Class A shares which are subject to a lower distribution fee. This automatic conversion of Class B shares will take place without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificates to the transfer agent.) All shares purchased through reinvestment of dividends and other distributions paid with respect to Class B shares ("reinvestment shares") will be considered to be held in a separate subaccount. Each time any Class B shares (other than those held in the subaccount) convert to Class A shares, a pro rata portion of the reinvestment shares held in the subaccount will also convert to Class A shares. Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under current law, it is the Fund's opinion that such a conversion will not constitute a taxable event under federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B stockholders.

CLASS B DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class B shares under a Distribution Plan adopted with respect to its Class B shares ("Class B Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). This Plan provides for payments at an annual rate of .75% of the average daily net asset value of Class B shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class B shares available to their customers (1) a commission at the time of purchase normally equal to 2.75% of the value of each share sold and (2) a service fee for account maintenance and personal service to shareholders payable for the first year, initially, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class B shares sold by such dealers and other firms and remaining outstanding on the books of the Fund.

   Rules of the National Association of Securities Dealers, Inc. ("NASD") limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its Class B shares to 6.25% of gross sales of Class B shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class B shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class B Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

   The Fund's Class B Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class B shares. In the event the Class B Distribution Plan is terminated by the Class B stockholders or the Funds' Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sales of its shares other than the distribution fee paid to the Distributor.

CLASS C SHARES -- Class C shares of the Fund are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within one year of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

CLASS C DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class C shares under a Distribution Plan adopted with respect to its Class C shares ("Class C Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). This Plan provides for payments at an annual rate of .50% of the average daily net asset value of Class C shares. Amounts paid by the Fund are currently used to pay dealers and other firms that make Class C shares available to their customers (1) a commission at the time of purchase normally equal to .25% of the value of each share sold, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund and (2) a service fee payable for the first year initially, and for each year thereafter, quarterly, in an amount equal to .25% annually of the average daily net asset value of Class C shares sold by such dealers and other firms and remaining outstanding on the books of the Fund.

   Rules of the NASD limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its Class C shares to 6.25% of gross sales of Class C shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class C shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class C Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

   The Fund's Class C Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class C shares. In the event the Class C Distribution Plan is terminated by the Class C stockholders or the Fund's Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sales of their shares other than the distribution fee paid to the Distributor.


CLASS S SHARES -- Class S shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund may impose a deferred sales charge on shares redeemed within seven years of the date of purchase. No deferred sales charge is imposed on amounts redeemed thereafter. If imposed, the deferred sales charge is deducted from the redemption proceeds otherwise payable to you. The deferred sales charge is retained by the Distributor.

   Whether a contingent deferred sales charge is imposed and the amount of the charge will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed, according to the following schedule:

                -----------------------------------------------
                   YEAR SINCE PURCHASE    CONTINGENT DEFERRED
                    PAYMENT WAS MADE         SALES CHARGE
                -----------------------------------------------
                          First                  6%
                         Second                  6%
                          Third                  5%
                         Fourth                  4%
                          Fifth                  3%
                          Sixth                  2%
                         Seventh                 1%
                  Eighth and Following           0%
                -----------------------------------------------

CLASS S DISTRIBUTION PLAN -- The Fund bears some of the costs of selling its Class S shares under a Distribution Plan adopted with respect to its Class S shares ("Class S Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"). This Plan provides for payments at an annual rate of 1.00% of the average daily net asset value of Class S shares. Amounts paid by the Funds are currently used to pay dealers and other firms that make Class S shares available to their customers (1) a commission at the time of purchase normally equal to 4.00% of the value of each share sold, (2) a service fee for account maintenance and personal service to shareholders payable calendar quarterly beginning in the second year in an amount equal to .25% annually of the average daily net asset value of Class S shares sold by such dealers remaining outstanding on the books of the Funds, and (3) a trail commission payable calendar quarterly beginning in the seventh year, and for each year thereafter, in an amount equal to .75% annually of the average daily net asset value of Class S shares sold by such dealers remaining outstanding on the books of the Funds.

   Rules of the NASD limit the aggregate amount that a Fund may pay annually in distribution costs for the sale of its Class S shares to 6.25% of gross sales of Class S shares since the inception of the Distribution Plan, plus interest at the prime rate plus 1% on such amount (less any contingent deferred sales charges paid by Class S shareholders to the Distributor). The Distributor intends, but is not obligated, to continue to pay or accrue distribution charges incurred in connection with the Class S Distribution Plan which exceed current annual payments permitted to be received by the Distributor from the Fund. The Distributor intends to seek full payment of such charges from the Fund (together with annual interest thereon at the prime rate plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.

   The Fund's Class S Distribution Plan may be terminated at any time by vote of its directors who are not interested persons of the Fund as defined in the 1940 Act or by vote of a majority of the outstanding Class S shares. In the event the Class S Distribution Plan is terminated by the Class S stockholders or the Funds' Board of Directors, the payments made to the Distributor pursuant to the Plan up to that time would be retained by the Distributor. Any expenses incurred by the Distributor in excess of those payments would be absorbed by the Distributor. The Fund makes no payments in connection with the sales of its Class S shares other than the distribution fee paid to the Distributor.

CALCULATION AND WAIVER OF CONTINGENT DEFERRED SALES CHARGES -- Any contingent deferred sales charge imposed upon redemption of Class A shares (purchased in amounts of $1,000,000 or more), Class B shares, Class C and Class S shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or
(2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the net asset value per share of the Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) Class A shares (purchased in amounts of $1,000,000 or more) or Class C shares held for more than one year or Class B shares held for more than five years or Class S shares held more than seven years. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.


   The contingent deferred sales charge is waived: (1) following the death of a stockholder if redemption is made within one year after death; (2) upon the disability (as defined in section 72(m)(7) of the Internal Revenue Code) of a stockholder prior to age 65 if redemption is made within one year after the disability, provided such disability occurred after the stockholder opened the account; (3) in connection with required minimum distributions in the case of an IRA, SAR-SEP or Keogh or any other retirement plan qualified under Section 401(a), 401(k) or 403(b) of the Code; and (4) in the case of distributions from retirement plans qualified under Section 401(a) or 401(k) of the Internal Revenue Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) "financial hardship" of a participant in the plan, as that term is defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS -- To the extent permitted by applicable law, the Fund's Administrator or Distributor, from time to time, will pay a bonus, to certain dealers whose representatives have sold or are expected to sell significant amounts of the Fund and/or certain other funds managed by the Fund Administrator. Bonus compensation may include reallowance of the entire sales charge and may also include, with respect to Class A shares, an amount which exceeds the entire sales charge and, with respect to Class B, Class C or Class S shares, an amount which exceeds the maximum commission. The Distributor, or the Fund Administrator, may also provide financial assistance to certain dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns, and/or shareholder services and programs regarding one or more of the funds managed by the Fund Administrator. In addition, the Fund Administrator or Distributor may sponsor training or education meetings at various locations. In connection with such meetings it is expected that the Fund Administrator or Distributor would pay the travel, lodging and other expenses of representatives of the dealers in attendance. Certain of the foregoing arrangements may be financed by payments to the Distributor under a Rule 12b-1 Distribution Plan. These arrangements will not change the price an investor will pay for shares or the amount that the Fund will receive from such sale. No compensation will be offered to the extent it is prohibited by the laws of any state or self-regulatory agency, such as the NASD. A dealer to whom substantially the entire sales charge of Class A shares is reallowed may be deemed to be an "underwriter" under federal securities laws.


   The Distributor also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to dealers for the sale of such shares as described above.

PURCHASES AT NET ASSET VALUE -- Class A shares of the Fund may be purchased at net asset value by (1) directors, officers and employees of the Fund, the Fund's Administrator or Distributor; directors, officers and employees of Security Benefit Life Insurance Company and its subsidiaries; agents licensed with Security Benefit Life Insurance Company; spouses or minor children of any such agents; as well as the following relatives of any such directors, officers and employees (and their spouses): spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews; (2) any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above; (3) retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers; and (4) officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the Fund.

   Class A shares of the Fund may also be purchased at net asset value when the purchase is made on the recommendation of (i) a registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of the investor; or (ii) a certified financial planner or registered broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services, or provides such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" is imposed. The Distributor must be notified when a purchase is made that qualifies under this provision.


PURCHASES FOR EMPLOYER-SPONSORED RETIREMENT PLANS -- Security Financial Resources, Inc., an affiliated company of the Distributor, offers plan recordkeeping services on a fee basis to employer-sponsored retirement plans. Employer-sponsored retirement plans that have entered into an agreement to receive such services from Security Financial Resources, Inc. may purchase Class A shares of Capital Preservation Fund at net asset value under certain circumstances. Such plans would first purchase Class C shares of the Fund for an initial period of time that would vary with the size of the plan, amount of assets flowing into the plan and level of service provided by the dealer. After that initial period of time has elapsed, the plan would exchange at net asset value existing Class C shares for Class A shares of Capital Preservation Fund, and new purchases under the plans would be made in Class A shares at net asset value.

   The schedule below sets forth the amount of time that retirement plan assets would remain invested in Class C shares before they would be eligible for exchange to Class A shares of Capital Preservation Fund. The schedule below also sets forth the commissions paid to dealers in connection with sales of Fund shares with respect to such retirement plans, which commissions replace those normally paid in connection with sales of Class C shares.

--------------------------------------------------------------------------------
                                                  COMMISSION BY YEAR OF PURCHASE
                                INVESTED IN       ------------------------------
ELIGIBLE PLANS                 CLASS C SHARES      1      2     3     4     5+
--------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow        8 years          5%     4%    3%    2%    1%
--------------------------------------------------------------------------------
Less than $1.5 mil. in
assets or $400,000 in flow        8 years          6%     4%    2%    1%    1%
--------------------------------------------------------------------------------
Less  than $5 mil. in
assets or $1 mil. in flow         6 years          4%     3%    2%    1%    1%
--------------------------------------------------------------------------------
Less  than $5 mil. in
assets or $1 mil. in flow         5 years          3%     2%    1%    1%    1%
--------------------------------------------------------------------------------
Less than $10 mil. in
assets or $2 mil. in flow         3 years          2%     1%    1%    1%    1%
--------------------------------------------------------------------------------
Less  than $10 mil. in
assets or $2 mil. in flow         0 years**        1%+    1%    1%    1%    1%
--------------------------------------------------------------------------------
 *The commission is a percentage of the amount invested. The year of purchase is measured from the date of the plan's initial investment in the Fund. Notwithstanding the foregoing schedule, if 50% or more of the plan assets allocated to the Fund is redeemed within the four-year period beginning on the date of the plan's initial investment in the Fund, the commission will immediately drop to 1% for all subsequent purchases.

**Amounts will be invested in Class A shares at net asset value.

 +Certain dealers may receive 1.25% in year 1.
--------------------------------------------------------------------------------

   The Distributor may also enter into arrangements with dealers whereby it agrees to "annualize" the first-year commission expected to be paid on the purchase of Fund shares by retirement plans receiving plan recordkeeping services from Security Financial Resources, Inc. Such arrangements will typically provide for an up-front payment by the Distributor to the dealer of a specified percentage of the first-year's expected commissions attributable to a particular retirement plan.

   In some circumstances, a retirement plan that was not previously receiving plan recordkeeping services from Security Financial Resources, Inc. may transfer its assets in an arrangement where it does receive such services. In such circumstances, the Distributor may pay the dealer a commission on the transferred assets that is different from the commission otherwise set forth in the table above, but typically not in excess of 1.25% of the transferred amount.

   In addition to the commissions set forth above, dealers will receive a service fee payable beginning in the 13th month following the plan's initial investment. The Distributor pays service fees quarterly, in an amount equal to 0.25% annually of the average daily net asset value of Class C shares sold by dealers in connection with such employer-sponsored retirement plans and remaining outstanding on the books of Capital Preservation Fund.


MANAGEMENT OF THE FUND AND TRUST

The Board of Directors of Security Income Fund and the Board of Trustees of the Portfolio Trust (collectively, the Directors) are each composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or the Portfolio, respectively. In addition, the Directors review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

   The Directors and officers of the Security Income Fund and the Portfolio Trust, their birth dates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer and director of Security Income Fund is 700 Harrison Street, Topeka, Kansas 66636-0001 and the address of each officer of the Portfolio Trust is One South Street, Baltimore, Maryland 21202.

DIRECTORS AND OFFICERS OF SECURITY INCOME FUND --


------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S)
NAME, ADDRESS, AND AGE              HELD WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John D. Cleland,* 64                Chairman of the        Senior Vice President and Managing Member Representative, Security
(Birth date: May 1, 1936)           Board and Director     Management Company, LLC; Senior Vice President, Security Benefit Group,
                                                           Inc. and Security Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.,** 54               Director          Business broker, Griffith & Blair Realtors. Prior to 1997, President,
(Birth date: December 14, 1946)                            Neon Tube Light Company, Inc.
2222 SW 29th Street
Topeka, Kansas 66611
------------------------------------------------------------------------------------------------------------------------------------
Penny A. Lumpkin,** 61                   Director          Owner, Vivian's Gift Shop (Corporate Retail); Vice President, Palmer
(Birth date: August 20, 1939)                              Companies, Inc. (Small Business and Shopping Center Development) and
3616 Canterbury Town Road                                  Bellairre Shopping Center LLC (Managing and Leasing); Partner, Goodwin
Topeka, Kansas 66610                                       Enterprises (Retail). Prior to 1999,Vice President and Treasurer, Palmer
                                                           News, Inc.; Vice President, M/S News, Inc., and Secretary, Kansas City
                                                           Periodicals.
------------------------------------------------------------------------------------------------------------------------------------
Mark L. Morris, Jr.,** 66                Director          Independent Investor, Morris Co. (Personal Investments); Former General
(Birth date: February 3, 1934)                             Partner, Mark Morris Associates (Veterinary Research and Education)
5500 SW 7th Street
Topeka, Kansas 66606
------------------------------------------------------------------------------------------------------------------------------------
Maynard Oliverius, 57                    Director          President and Chief Executive Officer, Stormont-Vail HealthCare
(Birth date: December 18, 1943)
1500 SW 10th Avenue
Topeka, Kansas 66604
------------------------------------------------------------------------------------------------------------------------------------
James R. Schmank,* 47                  President           President and Managing Member Representative, Security Management
(Birth date: February 21, 1953)        and Director        Company, LLC; Senior Vice President, Security Benefit Group, Inc. and
                                                           Security Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Amy J. Lee, 39                          Secretary          Secretary, Security Management Company, LLC; Vice President, Associate
(Birth date: June 5, 1961)                                 General Counsel and Assistant Secretary, Security Benefit Group, Inc. and
                                                           Security Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Brenda M. Harwood, 37                   Treasurer          Assistant Vice President and Treasurer, Security Management Company,
(Birth date: November 3, 1963)                             LLC; Assistant Vice President, Security Benefit Group, Inc. and Security
                                                           Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Bowser, 40                  Vice President       Vice President and Portfolio Manager, Security Management Company, LLC;
(Birth date: February 11, 1960)                            Vice President, Security Benefit Group, Inc. and Security Benefit Life
                                                           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Thomas A. Swank, 41                   Vice President       Senior Vice President and Director of Fixed Income, Security Management
(Birth date: January 10, 1960)                             Company, LLC; Senior Vice President and Chief Investment Officer,
                                                           Security Benefit Group, Inc. and Security Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Christopher D. Swickard, 35             Assistant          Assistant Secretary, Security Management Company, LLC; Assistant Vice
(Birth date: October 9, 1965)           Secretary          President and Assistant Counsel, Security Benefit Group, Inc. and
                                                           Security Benefit Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------

 *These directors are deemed to be "interested persons" of the Fund.
**These  directors  serve on the Fund's  audit  committee,  the purpose of which (among  other  things) is to meet with  independent auditors,  to review the work of the auditors,  and to oversee the handling by Security Management Company,  LLC of the accounting function for the Fund.

------------------------------------------------------------------------------------------------------------------------------------


   The officers of Security Income Fund hold identical offices with each of the other mutual funds in the Security Funds Family, except Messrs. Bowser and Swank who hold the same office only with respect to SBL Fund. The directors of Security Income Fund also serve as directors of each of the other Security Funds. Ms. Lee is also Secretary of the Distributor, Messrs. Cleland and Schmank are directors and Vice Presidents of the Distributor and Ms. Harwood is a director and Treasurer of the Distributor.

TRUSTEES OF BT INVESTMENT PORTFOLIOS --


------------------------------------------------------------------------------------------------------------------------------------
                                     POSITION(S) HELD WITH
NAME, ADDRESS, AND AGE              THE TRUSTS AND PORTFOLIO     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Charles P. Biggar, 70                       Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: October 13, 1930)                                   Complex(1); Retired; former Vice President, International Business
12 Hitching Post Lane                                            Machines ("IBM") and President, National Services and the Field
Chappaqua, New York 10514                                        Engineering Divisions of IBM
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill, 70                          Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: March 28, 1930)                                     Complex; Retired; Director, Coutts (U.S.A.) International; Trustee,
5070 North Ocean Drive                                           Phoenix-Zweig Trust(2) and Phoenix-Euclid Market Neutral Fund(2);
Singer Island, Florida 33404                                     former Partner, KPMG Peat Marwick; Director, Vintners International
                                                                 Company Inc.; Director, Coutts Trust Holdings Ltd., Director,
                                                                 Coutts Group; General Partner, Pemco(2)
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Gruber, 63                        Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: July 15, 1937)                                      Complex; Nomura Professor of Finance, Leonard N. Stern School of
229 South Irving Street                                          Business, New York University (since 1964); Trustee, TIAA(2);
Ridgewood, New Jersey 07450                                      Trustee, SG Cowen Mutual Funds(2); Trustee, Japan Equity Trustee,
                                                                 Taiwan Equity Fund(2)
------------------------------------------------------------------------------------------------------------------------------------
Richard Hale,* 55                    Trustee and President       Trustee of each of the other investment companies in the Fund
(Birth date: July 17, 1945)                                      Complex; Managing Director, Deutsche Asset Management; Director,
205 Woodbrook Lane                                               Flag Investors Funds(2); Managing Director, Deutsche Banc Alex.
Baltimore, Maryland 21212                                        Brown Incorporated; Director and President, Investment Company
                                                                 Capital Corp.
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Herring, 54                      Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: February 18, 1946)                                  Complex; Jacob Safra Professor of International Banking, Professor
325 South Roberts Road                                           of Finance and Vice Dean, The Wharton School, University of
Bryn Mawr, Pennsylvania 19010                                    Pennsylvania (since 1972)
------------------------------------------------------------------------------------------------------------------------------------
Bruce E. Langton, 69                        Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: May 10, 1931)                                       Complex; Retired; Trustee, Allmerica Financial Mutual Funds (1992-
99 Jordan Lane                                                   present); Member, Pension and Thrift Plans and Investment
Stamford, Connecticut 06903                                      Committee, Unilever U.S. Corporation (1989 to present)(3);
                                                                 Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988
                                                                 to present)(2)
------------------------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr., 65                    Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: October 11, 1935)                                   Complex; Principal, Philip Saunders Associates (Economic and
445 Glen Road                                                    Financial Analysis); former Director, Financial Industry
Weston, Massachusetts 02193                                      Consulting, Wolf & Company; President, John Hancock Home Mortgage
                                                                 Corporation; Senior Vice President of Treasury and Financial
                                                                 Services, John Hancock Mutual Life Insurance Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten, 72                    Trustee              Trustee of each of the other investment companies in the Fund
(Birth date: February 18, 1928)                                  Complex; Retired; Director, Canada Life Insurance Corporation
6581 Ridgewood Drive                                             of New York
Naples, Florida 34108
------------------------------------------------------------------------------------------------------------------------------------

*  "Interested  Person"  within the meaning of Section  2(a)(19)  of the Act.  Mr.  Hale is a Managing  Director  of Deutsche  Asset
   Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

1  The "Fund Complex"  consists of BT Investment  Funds, BT  Institutional  Funds,  BT Pyramid Mutual Funds, BT Advisor Funds,  Cash
   Management  Portfolio,  Intermediate Tax Free Portfolio,  Tax Free Money Portfolio,  NY Tax Free Money Portfolio,  Treasury Money
   Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio
   and BT Investment Portfolios.

2  An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

3  A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

------------------------------------------------------------------------------------------------------------------------------------


   The Board has an Audit Committee that meets with the Trusts' and Portfolio's independent accountants to review the financial statements of the Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

OFFICERS OF BT INVESTMENT PORTFOLIOS --


Unless otherwise specified, each officer listed below holds the same position with the Trust and BT Investment Portfolios.

---------------------------------------------------------------------------------------------------------------------------------
                                  POSITION(S) HELD WITH
NAME, ADDRESS, AND AGE           THE TRUSTS AND PORTFOLIO     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch, 46                    Secretary             Director, Deutsche Asset Management Americas since 1999; Director,
(Birth date: March 27, 1954)                                  DB Alex. Brown LLC and Investment Company Capital Corp. since July
One South Street                                              1998; Assistant General Counsel, Office of the General Counsel,
Baltimore, Maryland 21202                                     United States Securities and Exchange Commission from 1993 to 1998
---------------------------------------------------------------------------------------------------------------------------------
Richard Hale,* 55                  President and Chief        Trustee of each of the other investment companies in the Fund
(Birth date: July 17, 1945)        Executive Officer          Complex; Managing Director, Deutsche Asset Management; Director,
205 Woodbrook Lane                                            Flag Investors Funds(1) and ISI Family of Funds(1); President,
Baltimore, Maryland 21212                                     Morgan Grenfell Investment Trust(1); Managing Director, DB Alex.
                                                              Brown LLC; Director and President, Investment Company Capital Corp.
---------------------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo, 42                    Treasurer             Director, Deutsche Asset Management; Vice President and Department
(Birth date: August 5, 1958)                                  Head, DB Alex. Brown LLC from 1998 to 1999; Formerly, Senior
One South Street                                              Manager, PricewaterhouseCoopers LLP from 1993 to 1998
Baltimore, Maryland 21202
---------------------------------------------------------------------------------------------------------------------------------

1  An investment company registered under the Investment Company Act of 1940, as amended (the "Act").

---------------------------------------------------------------------------------------------------------------------------------


   Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

   No person who is an officer or director of Bankers Trust is an officer or Trustee of the Trust. No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

SECURITY INCOME FUND DIRECTOR COMPENSATION TABLE --


--------------------------------------------------------------------------------
                            AGGREGATE COMPENSATION       TOTAL COMPENSATION FROM
NAME                      FROM SECURITY INCOME FUND       SECURITY FUND COMPLEX
--------------------------------------------------------------------------------
Donald A. Chubb, Jr.               $2,249                       $27,000
John D. Cleland                       N/A                           N/A
Penny A. Lumpkin                    2,166                        26,000
Mark L. Morris, Jr.                 2,249                        27,000
Maynard Oliverius                   2,166                        26,000
James R. Schmank                      N/A                           N/A
--------------------------------------------------------------------------------
* Harold G. Worswick, formerly a director of the Security Funds, received deferred compensation in the amount of $8,386 during the year ended December 31, 2000.
--------------------------------------------------------------------------------

   As of December 31, 2000 the officers and directors of Security Income Fund as a group beneficially owned less than 1% of the total outstanding voting shares of the Fund.


PORTFOLIO TRUSTEE COMPENSATION TABLE --


-----------------------------------------------------------------------------------------------------
                                         AGGREGATE            AGGREGATE          TOTAL COMPENSATION
                                       COMPENSATION         COMPENSATION         FROM FUND COMPLEX
NAME OF PERSON, POSITION               FROM TRUST(1,2)     FROM PORTFOLIO(2)      PAID TO TRUSTEES(3)
-----------------------------------------------------------------------------------------------------
Charles P. Biggar,                          N/A                 $1,288                $43,750
Trustee of Portfolios

Kelvin J. Lancaster,                      $18,567                 N/A                 $27,500
Former Trustee of the Trust

S. Leland Dill,                           $17,104               $1,086                $43,750
Trustee of Trust and Portfolios

Philip Saunders, Jr.,                     $17,645               $1,120                $45,000
Trustee of Trust and Portfolios

Martin J. Gruber,(4)                        N/A                   N/A                 $45,000
Trustee of the Portfolio and Trust

Richard J. Herring,(4)                      N/A                   N/A                 $43,750
Trustee of the Portfolio and Trust

Bruce E. Langton,(4)                        N/A                   N/A                 $43,750
Trustee of the Portfolio and Trust

Harry Van Benschoten,(4)                    N/A                   N/A                 $45,000
Trustee of the Portfolio and Trust
-----------------------------------------------------------------------------------------------------

1  The aggregate compensation is provided for the BT Investment Funds which is comprised of 16 funds.

2  Information is provided for the Trust's fiscal year ended September 30, 2000.

3  Aggregated information is furnished for the BT Family of Funds which consists of the following: BT
   Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment
   Portfolios, Cash Management Portfolio,  Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax
   Free  Money  Portfolio,   International  Equity  Portfolio,  Short  Intermediate  U.S.  Government
   Securities  Portfolio,  Intermediate Tax Free Portfolio,  Asset Management  Portfolio,  Equity 500
   Index Portfolio,  and Capital Appreciation Portfolio.  The compensation is provided for the fiscal year ended September 30, 2000.

4  Became a Trustee of the Portfolio and Trust after September 30, 1999.

-----------------------------------------------------------------------------------------------------

   As of December 18, 2000, the Trustees and Officers of the Trust owned in the aggregate less than 1% of the shares of the Trust (all series taken together).

   As of December 31, 2000, Security Benefit Life Insurance Company ("SBL"), 700 SW Harrison Street, Topeka, Kansas, 66636-0001, owned, of record and beneficially, 20.98% of the voting securities of Capital Preservation Fund (20% of the total outstanding Class A shares, 46.4% of the total outstanding Class B shares, and 77.68% of the total outstanding Class C shares). SBL is a stock life insurance company and is incorporated under the laws of Kansas. SBL is ultimately controlled by Security Benefit Mutual Holding Company, 700 SW Harrison Street, Topeka, Kansas, 66636-0001, a mutual holding company organized under the laws of Kansas.

   As of December 31, 2000, the following entities owned, of record and beneficially unless otherwise indicated, 5% or more of a class of a Fund's outstanding securities:


            --------------------------------------------------------
                                              CLASS       PERCENTAGE
            NAME OF STOCKHOLDER               OWNED          OWNED
            --------------------------------------------------------
            SBL                               Class A        20.0%
            Roberta Miller                    Class B         6.5%
            SBL                               Class B        46.4%
            Lucille Cunningham                Class B         6.8%
            Betty M. Correll                  Class B         9.2%
            First National Bank of Onaga,
              FBO Raymond Johnson             Class B        24.3%
            SBL                               Class C        77.7%
            Carol A. Thomas                   Class C         5.5%
            Deborah M. Caho                   Class C         7.1%
            --------------------------------------------------------

INVESTMENT ADVISER -- Bankers Trust is the Portfolio's investment adviser. Bankers Trust is a wholly owned subsidiary of Deutsche Bank. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

   Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.


   For the fiscal year ended September 30, 2000, Bankers Trust earned $64,673 for compensation of investment advisory services provided to the Portfolio. For the same period, Bankers Trust reimbursed $42,363 to the Portfolio to cover expenses.


   At a Special Meeting held on October 8, 1999, shareholders of the Portfolio also approved a new investment advisory agreement with Morgan Grenfell, Inc. As of October 5, 1999, Morgan Grenfell, Inc. has been renamed Deutsche Asset Management Inc. ("DAMI"). The new investment advisory agreement with DAMI may be implemented within two years of the date of the Special Meeting upon approval of a majority of the members of the Board of Trustees of the Portfolio who are not "interested persons" ("Independent Trustees"). Shareholders of the Portfolio also approved a new sub-investment advisory agreement among the Portfolio, DAMI and Bankers Trust under which Bankers Trust may perform certain of DAMI's responsibilities, at DAMI's expense, upon approval of the Independent Trustees, within two years of the date of the Special Meeting. DAMI is a subsidiary of Deutsche Asset Management Ltd., a wholly owned subsidiary of Deutsche Morgan Grenfell Group PLC, an investment holding company which is, in turn, a wholly owned subsidiary of Deutsche Bank.

ADMINISTRATOR -- Pursuant to an Administrative Services and Transfer Agency Agreement with Security Income Fund, dated April 1, 1987 as amended April 30, 1999, Security Management Company, LLC ("SMC") acts as the administrative agent for the Fund and as such performs administrative functions and the bookkeeping, accounting and pricing function for the Fund. For these services SMC receives, on an annual basis .09% of the average net assets of the fund, calculated daily and payable monthly. Under this Agreement SMC also performs the transfer agency function for the Fund. As such, SMC performs all shareholder servicing functions, mailing shareholder communications and acting as dividend disbursing agent. For the transfer agency services, SMC receives an annual maintenance fee of $8 per account, a fee of $1 per shareholder transaction, and a fee of $1 per dividend transaction. Under a sub-administration agreement between SMC and Bankers Trust, Bankers Trust has agreed to provide certain fund accounting services to the fund, including calculation of the Fund's daily NAV. For these services, SMC pays Bankers Trust a fee of $14,000 per year.

   Under an administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust and the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationary and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


   For the fiscal year ended September 30, 2000, Bankers Trust earned $4,620 as compensation for administrative and other services provided to the Portfolio. During the same period, Bankers Trust reimbursed $3,026 to the Portfolio to cover expenses.


   Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.


   During the fiscal year ended September 30, 2000, the Fund paid the following amounts to the Administrator for its services.

          -----------------------------------------------------------
                                                                2000
          -----------------------------------------------------------
          Administrative service fees paid to Administrator    $7,181
          Transfer Agency service fees paid to Administrator      464
          Reimbursement of expenses by Administrator              ---
          -----------------------------------------------------------

   For the fiscal year ended September 30, 2000, the Fund paid the Administrator $14,567 for its services under the Management Services Agreement.


CUSTODIAN AND TRANSFER AGENT -- Bankers Trust, 130 Liberty Street (One Bankers Trust Plaza), New York, New York 10006, serves as Custodian for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Portfolio's assets. Bankers Trust also serves as transfer agent of the Portfolio pursuant to the administration and services agreement. Bankers Trust may be reimbursed by the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act. UMB Bank, N.A. 928 Grand Avenue, Kansas City, Missouri 64106 serves as Custodian for the Fund and as such, holds all the Fund's assets.

BANKING REGULATORY MATTERS -- Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Portfolio contemplated by the Advisory Agreement and other activities for the Portfolio described in the Prospectus and this SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Directors would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.

ORGANIZATION OF SECURITY INCOME FUND

Security Income Fund was organized as a Kansas corporation on April 20, 1965 and is registered with the Securities and Exchange Commission as an investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Fund.

   The Articles of Incorporation of Security Income Fund provides for the issuance of shares of common stock in one or more classes or series.

   Security Income Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value and currently issues its shares in five series, Corporate Bond Fund, Limited Maturity Bond Fund, U.S. Government Fund, High Yield Fund and Capital Preservation Fund. The shares of each Series of Security Income Fund represent a pro rata beneficial interest in that Series' net assets and in the earnings and profits or losses derived from the investment of such assets.

   Each Series of Security Income Fund currently issues two classes of shares except Capital Preservation Fund which issues three classes of shares. Each class of shares participates proportionately based on their relative net asset values in dividends and distributions and have equal voting, liquidation and other rights except that (i) expenses related to the distribution of each class of shares or other expenses that the Board of Directors may designate as class expenses from time to time, are borne solely by each class; (ii) each class of shares has exclusive voting rights with respect to any Distribution Plan adopted for that class; (iii) each class has different exchange privileges; and (iv) each class has a different designation. When issued and paid for, the shares of each Series of Security income Fund will be fully paid and nonassessable. Shares may be exchanged as described under "Exchange Privilege," in the prospecting but will have no other preference, conversion, exchange or preemptive rights. Shares are transferable, redeemable and assignable and have cumulative voting privileges for the election of directors.

   On certain matters, such as the election of directors, all shares of the Series of Security Income Fund vote together with each share having one vote. Under certain circumstances, the shareholders of one series of Security Income Fund could control the outcome of these votes. On other matters affecting a particular Series, such as the investment advisory contract or the fundamental policies, only shares of that Series are entitled to vote, and a majority vote of the shares of that Series is required for approval of the proposal.

   Security Income Fund does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders may remove directors from office by vote cast in person or by proxy at a meeting of shareholders. Such a meeting will be called at the written request of 10% of Security Income Fund's outstanding shares.

ORGANIZATION OF THE TRUST

BT Investment Funds was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

   Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

   Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

   Whenever a Trust is requested to vote on matters pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the respective Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of its respective Fund and, at the meeting of the investors in the Portfolio, the Trust will cast all of its votes in the same proportion as votes in all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

TAXATION

TAXATION OF THE FUND -- The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To qualify for that treatment, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies (the "Income Requirement"), (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), and (c) distribute for each taxable year at least 90% of its investment company taxable income (generally consisting of interest, dividends and the excess of net short-term capital gain over net long-term capital loss).

   The Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus any undistributed amount from the prior year.

   The Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a regulated investment company. See the next section for a discussion of the tax consequences to the Fund of hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO -- The Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio will not be subject to federal income tax. Instead, the Fund and other investors in the Portfolio will be required to take into account, in computing their federal income tax liability, their respective shares of the Portfolio's income, gains, losses, deductions and credits, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio also will not be subject to state income or franchise tax.

   Because, as noted above, the Fund will be deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a regulated investment company, the Portfolio intends to conduct its operations so that the Fund will be able to satisfy all those requirements.

   Distributions received by the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) generally will not result in the Fund's recognizing any gain or loss for federal income tax purposes, except that
(a) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio prior to the distribution,
(b) income or gain will be realized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (c) gain or loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (i) the amount of any cash and the basis of any property distributed from the Portfolio to the Fund and (ii) the Fund's share of the Portfolio's losses, if any.

   The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses it realizes in connection therewith. Gains from options and futures contracts derived by the Portfolio with respect to its business of investing in securities will qualify as permissible income for the Fund under the Income Requirement.

   Certain futures and foreign currency contracts in which the Portfolio may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts held by the Portfolio at the end of each taxable year, other than contracts subject to a "mixed straddle" election made by the Portfolio, must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the 4% excise tax mentioned previously.

   Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle; in addition, these rules may apply to postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.

   If the Portfolio has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

OTHER TAXATION --The investment by the Fund in the Portfolio should not cause the Fund to be liable for any income or franchise tax in the State of New York.

   The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the State of Kansas.

   If the Fund fails to qualify as a RIC for any taxable year, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

FOREIGN WITHHOLDING TAXES -- Income received and gains realized by the Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by those countries that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

FINANCIAL STATEMENTS


The financial statements for the Fund and the Portfolio for the fiscal year ended September 30, 2000, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated September 30, 2000. Copies of the Fund's and the Portfolio's Annual Report are provided to every person requesting the Statement of Additional Information.

                                   APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both (good and bad times over the future). Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rate BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

   Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligation when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP -- Preferred stock with dividend arrearages.

DESCRIPTION OF MOODY'S SHORT-TERM DEBT RATINGS

Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF S&P SHORT-TERM ISSUER CREDIT RATINGS

A-1 -- An obligor rated 'A-1' has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 -- An obligor rated 'A-2' has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 -- An obligor rated 'A-3' has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS

D-1+ -- Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

D-1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

D-3 -- Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

DESCRIPTION OF MOODY'S INSURANCE FINANCIAL STRENGTH RATINGS

Aaa -- Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa -- Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A -- Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba -- Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B -- Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa -- Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca -- Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C -- Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

   Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group--one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

DESCRIPTION OF S&P CLAIMS PAYING ABILITY RATING DEFINITIONS

SECURE RANGE -- AAA to BBB

"AAA" -- Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" -- Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" -- Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" -- Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

VULNERABLE RANGE -- BB to CCC

"BB" -- Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B" -- Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" -- Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" -- Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies.
Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

   Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DUFF & PHELPS' CLAIMS PAYING ABILITY RATINGS

AAA -- Highest claims paying ability. Risk factors are negligible.

AA+, AA, AA- -- Very high claims paying ability. Protection factors are strong. Risk is modest, but may vary slightly over time due to economic and/or underwriting conditions.

A+, A, A- -- High claims paying ability. Protection factors are average and there is an expectation of variability in risk over time due to economic and/or underwriting conditions.

BBB+, BBB, BBB- -- Adequate claims paying ability. Protection factors are adequate. There is considerable variability in risk over time due to economic and/or underwriting conditions.

BB+, BB, BB- -- Uncertain claims paying ability and less than investment grade quality. However, the company is deemed likely to meet these obligations when due. Protection factors will vary widely with changes in economic and/or underwriting conditions.

B+, B, B- -- Possessing risk that policyholder and contractholder obligations will not be paid when due. Protection factors will vary widely with changes in economic and underwriting conditions or company fortunes.

CCC  --  There  is  substantial  risk  that   policyholder  and   contractholder
obligations will not be paid when due. Company has been or is likely to be placed under state insurance department supervision.

DD -- Company is under an order of liquidation.

                                   APPENDIX B
--------------------------------------------------------------------------------

REDUCED SALES CHARGES

CLASS A SHARES -- Initial sales charges may be reduced or eliminated for persons or organizations purchasing Class A shares of the Funds alone or in combination with Class A shares of certain other Security Funds.

   For purposes of qualifying for reduced sales charges on purchases made pursuant to Rights of Accumulation or a Statement of Intention (also referred to as a "Letter of Intent"), the term "Purchaser" includes the following persons: an individual, his or her spouse and children under the age 21; a trustee or other fiduciary of a single trust estate or single fiduciary account established for their benefit; an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Internal Revenue Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under Section 401 of the Internal Revenue Code.

RIGHTS OF ACCUMULATION -- A Purchaser may combine all previous purchases with his or her contemplated current purchases of Class A Shares of a Fund, for the purpose of determining the sales charge applicable to the current purchase. For example, an investor who already owns Class A shares of a Fund either worth $90,000 at the applicable current offering price or purchased for $90,000 and who invests an additional $25,000, is entitled to a reduced front-end sales charge of 2.5% on the latter purchase. The Underwriter must be notified when a sale takes place which would qualify for the reduced charge on the basis of previous purchases subject to confirmation of the investor's holding through the Fund's records. Rights of accumulation apply also to purchases representing a combination of the Class A shares of the Fund, together with other Class A shares of the Security Funds other than Cash Fund.

STATEMENT OF INTENTION -- A Purchaser may sign a Statement of Intention, which may be signed within 90 days after the first purchase to be included thereunder, in the form provided by the Underwriter covering purchases of Class A shares of the Fund, together with other Class A shares of the Security Funds other than Cash Fund to be made within a period of 13 months (or a 36-month period for purchases of $1 million or more) and thereby become eligible for the reduced front-end sales charge applicable to the actual amount purchased under the Statement. Five percent of the amount specified in the Statement of Intention will be held in escrow shares until the Statement is completed or terminated. The shares so held may be redeemed by the Fund if the investor is required to pay additional sales charges which may be due if the amount of purchases made by the Purchaser during the period the Statement is effective is less than the total specified in the Statement of Intention.

   A Statement of Intention may be revised during the 13-month period (or a 36-month period for purchases of $1 million or more). Additional Class A shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. The Statement is not a binding obligation upon the investor to purchase or any Fund to sell the full indicated amount. A Statement of Intention form may be obtained from the Fund. An investor considering signing such an agreement should read the Statement of Intention carefully.

REINSTATEMENT PRIVILEGE -- Stockholders who redeem their Class A shares of the Fund have a one-time privilege (1) to reinstate their accounts by purchasing shares without a sales charge up to the dollar amount of the redemption proceeds, or (2) to the extent the redeemed shares would have been eligible for the exchange privilege, to purchase Class A shares of another of the Security Funds, without a sales charge up to the dollar amount of the redemption proceeds. Written notice and a check in the amount of the reinvestment from eligible stockholders wishing to exercise this reinstatement privilege must be received by a fund within 30 days after the redemption request was received (or such longer period as may be permitted by rules and regulations promulgated under the Investment Company Act of 1940). The reinstatement or exchange will be made at the net asset value next determined after the reinvestment is received by the Fund. Stockholders making use of the reinstatement privilege should note that any gains realized upon the redemption will be taxable while any losses may be deferred under the "wash sale" provision of the Internal Revenue Code.

                            PART C. OTHER INFORMATION


ITEM 23.  EXHIBITS

(a)  Articles of Incorporation
(b)  By-laws(1)
(c) Specimen copy of share certificate for Registrant's shares of capital stock(2)
(d)  Investment Advisory Contract(1)
(e)  (1)  Distribution Agreement(1)
     (2)  Class B Distribution Agreement(1)
     (3)  Class C Distribution Agreement(1)
     (4)  Class S Distribution Agreement
     (5)  Underwriter-Dealer Agreement(6)
(f)  Form of Non-Qualified Deferred Compensation Plan(4)
(g)  Custodian Agreement(6)
(h)  (1)  Third Party Feeder Fund Agreement(1)
     (2)  Recordkeeping and Investment Accounting Agreement(1)
     (3)  Management Services Agreement(1)
     (4)  Administrative Services and Transfer Agency Agreement(1)
(i)  Legal Opinion
(j)  Not applicable
(k)  Not applicable
(l)  Not applicable
(m)  (1)  Distribution Plan (see exhibit 23(e)(1))(7)
     (2)  Class B Distribution Plan(1)
     (3)  Class C Distribution Plan(1)
     (4)  Class S Distribution Plan
(n)  Multiple Class Plan(1)
(o)  RESERVED
(p)  Code of Ethics
     (1) Security Funds, Security Management Company, LLC ("SMC"), and Security Distributors, Inc.(6)
     (2)  Bankers Trust Company(6)
(q)  Powers of Attorney
     (1)  Security Funds
     (2)  Bankers Trust(1)


(1)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 64 to Registration Statement No. 2-38414 (filed November 29, 1999).

(2)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 61 to Registration Statement No. 2-38414 (filed February 16, 1999).

(3) Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 84 to Registration Statement No. 2-19458 (filed January 28, 1999).

(4)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 58 to Registration Statement No. 2-38414 (filed April 30, 1997).

(5)  Incorporated   herein  by  reference   to  the  Exhibits   filed  with  the
     Registrant's Post-Effective Amendment No. 62 to Registration Statement No. 2-38414 (filed March 1, 1999).

(6) Incorporated herein by reference from the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 90 to Registration Statement 2-19458 (filed November 17, 2000).

(7) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-38414 (filed May 1, 1995).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 25.  INDEMNIFICATION

A policy of insurance covering Security Management Company, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Management Company, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of the Registrant's Bylaws, as amended February 3, 1995, provides in relevant part as follows:

30. INDEMNIFICATION AND LIABILITY OF DIRECTORS AND OFFICERS. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorney's fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

     No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

     In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On  March  25,  1988,  the   shareholders   approved  the  Board  of  Directors'
recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteenth:

     "A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

     A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

     B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

     C. for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

     D. for any transaction from which the director derived an improper personal benefit."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER

Not applicable.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a)  Security Equity Fund
     Security Ultra Fund
     Security Growth and Income Fund
     Security Municipal Bond Fund
     SBL Fund
     Variflex Variable Annuity Account (Variflex)
     Variflex Variable Annuity Account (Variflex ES)
     Varilife Variable Separate Account
     Parkstone Variable Annuity Account
     Security Varilife Separate Account
     Variable Annuity Account VIII (Variflex LS)
     Variable Annuity Account VIII (Variflex Signature)
     Variable Annuity Account VIII (Variflex Extra Credit)
     SBL Variable Annuity Account X
     SBL Variable Annuity Account XI
     SBL Variable Annuity Account XIV

(b)         (1)                       (2)                          (3)
     NAME AND PRINCIPAL       POSITION AND OFFICES         POSITION AND OFFICES
     BUSINESS ADDRESS*          WITH UNDERWRITER              WITH REGISTRANT

     Gregory J. Garvin      President & Director          None
     John D. Cleland        Vice President & Director     Chairman of the Board
                                                             & Director
     James R. Schmank       Director                      President & Director
     Mark E. Young          Director                      None
     Amy J. Lee             Secretary                     Secretary
     Brenda M. Harwood      Treasurer and Director        Treasurer

     *700 Harrison, Topeka, Kansas 66636-0001

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Security Management Company, LLC, 700 Harrison, Topeka, Kansas 66636-0001; and Bankers Trust Company, 130 Liberty Street, New York, New York 10006. Records relating to the duties of the Registrant's custodian are maintained by UMB Bank, n.a., 928 Grand Avenue, Kansas City, Missouri 64106.

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 14th day of November, 2000.


John D. Cleland                            SECURITY INCOME FUND
Chairman of the Board                      (The Fund)
  and Director

James R. Schmank                       By:
President and Director                     -------------------------------------
                                           James R. Schmank, President and as
Donald A. Chubb, Jr.                       Attorney-In-Fact for the Officers and
Director                                   Directors Whose Names Appear Opposite

Penny A. Lumpkin
Director                                   -------------------------------------
                                           Brenda M. Harwood, Treasurer
Mark L. Morris, Jr.                        (Principal Financial Officer)
Director

Maynard Oliverius
Director

This Post Effective Amendment No. 68 to the Registration Statement of Security Income Fund has been signed below by the following persons in the capacities indicated.



NAME                          TITLE                            DATE

By: ---------------------     Secretary (Attorney in Fact      November 10, 2000
    Daniel O. Hirsch          for the persons listed below)

/s/ JOHN Y. KEFFER*           President and Chief
John Y. Keffer                Executive Officer

/s/ CHARLES A. RIZZO*         Treasurer
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*        Trustee
Charles P. Biggar

/s/ S. LELAND DILL*           Trustee
S. Leland Dill

/s/ PHILIP SAUNDERS, JR.*     Trustee
Philip Saunders, Jr.

/s/ MARTIN J. GRUBER*         Trustee
Martin J. Gruber

/s/ RICHARD HALE*             Trustee
Richard Hale

/s/ RICHARD J. HERRING*       Trustee
Richard J. Herring

/s/ BRUCE E. LANGTON*         Trustee
Bruce E. Langton

/s/ HARRY VAN BENSCHOTEN*     Trustee
Harry Van Benschoten